Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	733,464,575
Class B ordinary shares
Entity Common Stock, Shares Outstanding	405,388,450

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 207,438	$ 284,643
Term deposits	550,000	702,680
Short-term investments	147,045	53,393
Accounts and notes receivable (net of allowances of $224 and $556 as of December 31, 2011 and 2012, respectively)	18,402	14,911
Prepaid expenses and other current assets	29,591	59,389
Amounts due from related parties	258	573
Deferred tax assets-current		1,381
Total current assets	952,734	1,116,970
Equipment, net	32,355	22,301
Intangible assets, net	26,820	28,086
Goodwill	59,673	58,998
Long-term investments	107,597	50,300
Other non-current assets	22,634	1,353
TOTAL ASSETS	1,201,813	1,278,008
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $19,522 and $36,454 as of December 31, 2011 and 2012, respectively)	36,743	20,381
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $24,999 and $36,892 as of December 31, 2011 and 2012, respectively)	41,608	31,108
Amount due to a related party (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $51 and $77 as of December 31, 2011 and 2012, respectively)	77	51
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $6,632 and $10,419 as of December 31, 2011 and 2012, respectively	10,668	7,441
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $1,506 and $1,023 as of December 31, 2011 and 2012, respectively)	1,023	1,506
Total current liabilities	90,119	60,487
Deferred tax liabilities-noncurrent	6,564	6,976
TOTAL LIABILITIES	96,683	67,463
Commitments (Note 27)
Equity:
Treasury shares, at cost (18,267,684 as of December 31, 2011)		(25,597)
Additional paid in capital	1,319,044	1,407,059
Subscription receivable	(229)
Accumulated deficit	(261,459)	(183,228)
Statutory reserves	6,712	3,507
Accumulated other comprehensive income	39,714	7,334
Total shareholders' equity	1,104,915	1,210,245
Noncontrolling interest	215	300
Equity	1,105,130	1,210,545
TOTAL LIABILITIES AND EQUITY	1,201,813	1,278,008
Class A ordinary shares
Equity:
Ordinary shares	730	771
Class B ordinary shares
Equity:
Ordinary shares	$ 403	$ 399

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts and notes receivable, allowances (in dollars)	$ 556	$ 224
Accounts payable (in dollars)	36,743	20,381
Accrued expenses and other payables (in dollars)	41,608	31,108
Amounts due to related parties (in dollars)	77	51
Deferred revenue and advance from customers (in dollars)	10,668	7,441
Income tax payable (in dollars)	1,023	1,506
Treasury stocks, shares		18,267,684
Variable Interest Entity
Accounts payable (in dollars)	36,454	19,522
Accrued expenses and other payables (in dollars)	36,892	24,999
Amounts due to related parties (in dollars)	77	51
Deferred revenue and advance from customers (in dollars)	10,419	6,632
Income tax payable (in dollars)	$ 1,023	$ 1,506
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	729,848,742	770,912,350
Ordinary shares, shares outstanding	729,848,742	770,912,350
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	402,680,117	398,763,450
Ordinary shares, shares outstanding	402,680,117	398,763,450

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 176,086	$ 117,967	$ 76,535
Cost of revenues	66,619	26,233	16,624
Gross profit	109,467	91,734	59,911
Operating expenses:
Selling and marketing	82,789	62,050	20,281
Research and development	79,541	40,310	23,699
General and administrative	38,860	17,215	7,511
Impairment of intangible assets		2,351	739
Total operating expenses	201,190	121,926	52,230
Income (loss) from operations	(91,723)	(30,192)	7,681
Other income	2,446	2,340
Change in fair value of warrants			(74,364)
Exchange gain (loss) on dual currency deposit/offshore bank accounts	(1,769)	7,753	3,781
Interest income	20,067	9,619	335
Realized gain on short-term investments	4,317	50,911
Gain on disposal of cost method investment			40
Impairment of cost method investment		(79)
Income (loss) before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(66,662)	40,352	(62,527)
Income tax benefit (expenses)	(920)	(668)	1,332
Income (loss) before earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(67,582)	39,684	(61,195)
Earnings (loss) in equity method investments, net of income taxes	(7,471)	1,320
Income (loss) from continuing operations	(75,053)	41,004	(61,195)
Discontinued operations:
Loss from operation of discontinued operations, net of income taxes			(4,301)
Gain on disposal of discontinued operations, net of income taxes			1,341
Loss on discontinued operations, net of income taxes			(2,960)
Net (loss) income	(75,053)	41,004	(64,155)
Add: Net loss attributable to the noncontrolling interest, net of income taxes of $nil	27	252
Net (loss) income attributable to Renren Inc.	$ (75,026)	$ 41,256	$ (64,155)
Net income (loss) from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.3)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.3)
Net loss from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)			$ (0.01)
Diluted (in dollars per share)			$ (0.01)
Net income (loss) attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Weighted average number of shares used in calculating net income (loss) per share
Basic (in shares)	1,151,659,545	850,670,583	244,613,530
Diluted (in shares)	1,151,659,545	901,340,381	244,613,530

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net loss attributable to the noncontrolling interest, income taxes

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (75,053)	$ 41,004	$ (64,155)
Other comprehensive income (loss), net of tax:
Foreign currency translation	1,289	2,379	313
Transfer to statements of operations of realized gain on available-for-sale investments, net of income taxes of $nil for the years ended December 31, 2010, 2011 and 2012, respectively	(1,283)	(32,818)
Net unrealized gain (loss) on available-for-sale investments, net of income taxes of $nil for the years ended December 31, 2010, 2011 and 2012, respectively	32,374	(8,873)	27,539
Other comprehensive income (loss)	32,380	(39,312)	27,852
Comprehensive income (loss)	(42,673)	1,692	(36,303)
Less: Comprehensive loss attributable to noncontrolling interest	27	252
Less: Foreign currency adjustments attributable to noncontrolling interest		(10)
Comprehensive income (loss) attributable to Renren Inc.	$ (42,700)	$ 1,450	$ (36,303)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Transfer to statements of operations of realized gain on available-for-sale investments, income taxes
Net unrealized gain (loss) on available-for-sale investments, income taxes

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Renren Inc.'s equity (deficit)	Ordinary shares	Treasury shares	Additional paid-in capital	Subscription receivable	Accumulated deficit	Statutory reserves	Accumulated other comprehensive income	Noncontrolling interest	Series A convertible preferred shares	Series A convertible preferred shares Total Renren Inc.'s equity (deficit)	Series A convertible preferred shares Preferred Stock	Series A convertible preferred shares Additional paid-in capital	Series A convertible preferred shares Accumulated deficit	Series B convertible preferred shares	Series B convertible preferred shares Total Renren Inc.'s equity (deficit)	Series B convertible preferred shares Preferred Stock	Series B convertible preferred shares Additional paid-in capital	Series B convertible preferred shares Accumulated deficit	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares
Balance at Dec. 31, 2009	$ (84,502)	$ (84,502)	$ 251				$ (106,330)	$ 2,595	$ 18,794				$ 97					$ 91
Balance (in shares) at Dec. 31, 2009			250,772,640								96,500,000		96,500,000			91,101,540		91,101,540
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	2,798	2,798			2,798
Other comprehensive income (loss)	27,852	27,852							27,852
Net income (loss)	(64,155)	(64,155)					(64,155)
Exercise of share option and restricted shares vesting	1,566	1,566	11		1,555
Exercise of share option and restricted shares vesting (in shares)			11,058,330
Repurchase of ordinary shares	(42,455)	(42,455)	(61)		(1,531)		(40,863)				(6,840)	(6,840)	(12)	(28)	(6,800)	(5,760)	(5,760)	(9)	(327)	(5,424)
Repurchase of ordinary shares (in shares)			(60,447,970)										(11,400,000)					(9,600,000)
Issuance of common shares upon IPO (net of issuance costs of $6,317)	2,104	2,104	10		7,003	(4,909)
Issuance of common shares upon IPO (in shares)			10,000,000
Balance at Dec. 31, 2010	(169,392)	(169,392)	211		9,470	(4,909)	(223,572)	2,595	46,646				85					82
Balance (in shares) at Dec. 31, 2010			211,383,000										85,100,000			81,501,540		81,501,540
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	5,523	5,523			5,523
Capital contribution from non-controlling interest Shareholder of Qingting	542									542
Other comprehensive income (loss)	(39,302)	(39,312)							(39,312)	10
Net income (loss)	41,004	41,256					41,256			(252)
Provision of statutory reserves and restricted shares vesting							(912)	912
Exercise of share option and restricted shares vesting	14,233	14,233	62		14,157																7	7
Exercise of share option and restricted shares vesting (in shares)			61,171,840																		7,128,595	7,229,170
Repurchase of ordinary shares	(24,310)	(24,310)	(1)	(25,597)	1,306																(18)
Repurchase of ordinary shares (in shares)			(800,000)	(18,267,684)																	(18,267,684)
Issuance of common shares upon IPO (net of issuance costs of $6,317)	777,379	777,379			777,203																176
Issuance of common shares upon IPO (in shares)																					176,162,559
Conversion of preferred shares upon IPO	599,959	599,959			599,400								(85)					(82)			494	232
Conversion of preferred shares upon IPO (in shares)													(85,100,000)					(81,501,540)			494,265,840	231,402,480
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(272)																		112	160
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO (in shares)			(271,754,840)																		111,623,040	160,131,800
Cash received from share subscription receivables	4,909	4,909				4,909
Balance at Dec. 31, 2011	1,210,545	1,210,245		(25,597)	1,407,059		(183,228)	3,507	7,334	300											771	399
Balance (in shares) at Dec. 31, 2011				(18,267,684)																	770,912,350	398,763,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	10,897	10,897			10,897
Other comprehensive income (loss)	32,380	32,380							32,380
Net income (loss)	(75,053)	(75,026)					(75,026)			(27)
Provision of statutory reserves and restricted shares vesting							(3,205)	3,205
Exercise of share option and restricted shares vesting	3,588	3,588			3,571																13	4
Exercise of share option and restricted shares vesting (in shares)																					13,189,706	3,916,667
Repurchase of ordinary shares	(75,085)	(75,085)		(76,131)	1,100																(54)
Repurchase of ordinary shares (in shares)				(54,253,314)																	(54,253,314)
Advances to shareholders	(1,605)	(1,605)			(1,605)
Cancellation of treasury shares				101,728	(101,728)
Cancellation of treasury share (in shares)				72,520,998
Acquisition 35% noncontrolling interest in Qingting	(537)	(250)			(250)					(287)
Share subscription receivables of JiehunChina		(229)				(229)				229
Balance at Dec. 31, 2012	$ 1,105,130	$ 1,104,915			$ 1,319,044	$ (229)	$ (261,459)	$ 6,712	$ 39,714	$ 215											$ 730	$ 403
Balance (in shares) at Dec. 31, 2012																					729,848,742	402,680,117

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 04, 2011	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Issuance of common shares upon IPO, issuance costs	$ 6,317		$ 6,317
Acquisition of noncontrolling interest (as a percent)		35.00%

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (75,053)	$ 41,004	$ (64,155)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Impairment on intangible assets		2,351	739
Depreciation and amortization	16,138	8,640	6,262
(Gain) loss on disposal of equipments	128	(24)	(5)
Gain on disposal of discontinued operations			(1,341)
Exchange (gain) loss on dual currency deposit and offshore accounts	1,769	(7,753)	(3,781)
Provision for doubtful accounts-accounts receivable	1,357	831	446
Provision for other current assets	3,543
Provision for advance to supplier	1,020
Gain on short-term investments	(4,317)	(50,911)
(Earnings) loss in equity method investments	7,471	(1,320)
Gain on disposal of cost method investments			(40)
Impairment on long lived assets		79
Change in fair value of warrants			74,364
Share-based compensation expense	10,897	5,523	2,798
Changes in operating assets and liabilities:
Accounts and notes receivable	(4,639)	213	(339)
Prepaid expenses and other current assets	4,199	(29,446)	(4,261)
Other non-current assets	(5,054)	(1,332)
Accounts payable	15,933	12,344	4,030
Amounts due from related parties	341	1,364
Accrued expenses and other payables	11,603	12,561	1,228
Deferred revenue and advance from customers	3,104	2,319	2,268
Income tax payable	(494)	1,125	427
Deferred income taxes	967	(768)	(1,352)
Net cash provided by (used in) operating activities	(11,087)	(3,200)	17,288
Cash flows from investing activities:
Considerations paid for business acquisition (net of cash acquired of $nil, $5,332 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively)		(74,268)
(Increase) decrease in term deposits	150,911	(696,939)
Sales of short-term investments	81,136	331,420	1,713,833
Proceeds from sale of call options	1,297
Proceeds from repayment of Series 2012-A Senior Secured Refi Loan Notes	414
Purchase of short-term investments	(140,677)	(311,262)	(1,712,243)
Purchase of equity method investments	(55,155)	(46,599)
Purchases of equipment and property	(39,639)	(18,998)	(5,701)
Purchases of Series 2012-A Senior Secured Refi Loan Notes	(10,000)
Proceeds from disposal of equipment		89	11
Purchase of cost method investment		(2,460)
Purchases of intangible assets	(1,029)	(325)	(165)
Proceeds from sales of discontinued business		18,443
Net cash used in investing activities	(12,742)	(800,899)	(4,265)
Cash flows from financing activities:
Issuance of ordinary shares			2,104
Repurchase of ordinary shares	(53,630)	(44,361)	(42,455)
Shares issued during IPO		777,379
Proceeds from exercise of Series D warrants		198,090	84,106
Proceeds from exercise of share options	1,898	14,233	1,566
Advances to shareholders	(1,605)
Cash received for share subscription receivable		4,909
Capital contribution from noncontrolling interest shareholders		542
Consideration paid for acquiring 35% noncontrolling interest in Qingting	(555)
Net cash provided by (used in) financing activities	(53,892)	950,792	32,721
Net increase (decrease) in cash and cash equivalents	(77,721)	146,693	45,744
Cash and cash equivalents at beginning of year	284,643	136,063	90,376
Effect of exchange rate changes	516	1,887	(57)
Cash and cash equivalents at end of year	207,438	284,643	136,063
Supplemental cash flow information:
Income taxes paid	481	376	8
Non cash investing and financing actions:
Receivable for disposition of Mop.com and Gummy Inc. (Note 4)			18,141
Receivable for exercise of Tranche 4 Series D warrants (Note 19)			198,090
Non cash capital contribution by noncontrolling shareholder of JiehunChina	229
Class A ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			(6,840)
Class B ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			$ (5,760)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid for business acquisition, cash acquired		$ 5,332
Acquisition of noncontrolling interest (as a percent)	35.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. (the “Company”), incorporated in the Cayman Islands, and its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are primarily engaged in the operation of social networking internet platform (“SNS”), provision of online advertising services, internet value-added services (“IVAS”), including online gaming operations, online talent show and other IVAS, etc. and social commerce services, through its platform, in the People’s Republic of China (the “PRC”).

As of December 31, 2012, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Wholly owned subsidiaries of the Company:
CIAC/ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Nuomi Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. (“JiehunChina”)	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited (“Renren Giant Way”)	May 17, 2012	Hong Kong	100%	Investment holding
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	Hong Kong	85.43%	Investment holding
Nuomi (HK) Technology Development Co., Limited (“Nuomi Hong Kong”)	January 19, 2012	Hong Kong	100%	Investment holding
Xin Games Limited (“Xin Games”)	March 8, 2012	Hong Kong	100%	Investment holding
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Internet business
Renren Game Korea Co., Ltd.	September 30, 2011	Korea	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Taiwan Nuomi Wang Technology Development Co., Ltd.	September 6. 2010	Taiwan	100%	Internet business
Renren Game USA Inc.	March 8, 2012	USA	100%	Internet business
Jupiter Way Limited (“Jupiter Way”)	July 16, 2012	Hong Kong	100%	Inactive
Renren Games Network Technology Development (Shanghai) Co., Ltd. (“Renren Network”)	November 30, 2012	PRC	100%	Investment holding
Beijing Nuomi Wang Information Technology Co., Ltd.	April 20, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. (“Jiexi”)	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd.	October 10, 2012	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Internet Technology Co., Ltd. (“Qianjun Technology”)	October 7, 2010	PRC	N/A	Internet information service
Shanghai Renren Games Technology Development Co., Ltd. (“Renren Games”)	November 15, 2012	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”)	April 17, 2006	PRC	N/A	Internet business
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Qingting Changyou Technology Development Co., Ltd. (“Qingting”)	April 27, 2011	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Internet business

History of the Group and reorganization under common control

The Group began its operations under the name of 1000 Oaks Co. (“1000 Oaks”), a company incorporated in the United States of America in December 2002.  In August 2005, the shareholders of 1000 Oaks incorporated CIAC in the Cayman Islands with all outstanding shares of 1000 Oaks exchanged for ordinary and preferred shares of CIAC’s and 1000 Oaks became a wholly owned subsidiary of CIAC.

In February 2006, Oak Pacific Interactive was incorporated in the Cayman Islands.  In March 2006, CIAC’s shareholders exchanged all of their outstanding ordinary and preferred shares for ordinary and preferred shares of Oak Pacific Interactive with the same respective terms (“2006 Re-organization”).  As a result, Oak Pacific Interactive owns 100% equity interest of CIAC and CIAC became a wholly owned subsidiary of Oak Pacific Interactive.  On December 13, 2010, Oak Pacific Interactive was renamed as Renren Inc.

The above transactions were reorganizations of entities under common control and have been accounted for in a manner akin to a pooling of interest as if Renren Inc. had been in existence since December 2002 and had owned 1000 Oaks since that date.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and internet services in the PRC where certain licenses are required for the provision of such services.  To comply with these PRC regulations, the Company currently conducts substantially all of its businesses through three VIEs and their respective subsidiaries including Qianxiang Tiancheng, Qianjun Technology, and Renren Games. Qianxiang Tiancheng is mainly engaged in the provision of online advertising and online game as well as social commerce services. Qianjun Technology is primarily engaged in the provision of online advertising and online talent show. Renren Games is primarily engaged in the provision of online gaming.

Qianxiang Shiji, a wholly owned subsidiary of CIAC (“WFOE”), Beijing Wole, a wholly owned subsidiary of Wole Inc. (“WFOE”), and Renren Network, a wholly owned subsidiary of Xin Games (‘‘WFOE’’) entered into a series of contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.  In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company’s rights under the terms of the exclusive option agreement and power of attorney are substantive given the substantive participating rights held by Softbank as it relates to operating matters, which provide it with a substantive kick out right.

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Joe Chen’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact VIEs’ economic performance. In addition, the Company’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

RENREN INC.

The VIEs hold the requisite licenses and permits necessary to conduct the Company’s business.

The contractual agreements below provide the Group with the power to direct the activities that most significantly affect the economic performance of the VIEs and enable the Group to receive substantially all of economic benefits and absorb the losses of the VIEs.

(1)                                 Power of Attorney: WFOEs hold irrevocable power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs. Each power of attorney will remain in force for ten years until December 22, 2020, October 25, 2021 and November 29, 2022, respectively, and will be automatically renewed upon the extension of the terms of the relevant business operations agreements until the earlier of the following events: (i) nominee loses his/her position in WFOEs or WFOEs issue a written notice to dismiss or replace nominee; and (ii) the business operations agreements among WFOEs, VIEs and VIEs’ shareholders terminate or expire.

(2)                                 Business Operations Agreement: The business operations agreements specifically and explicitly grant WFOEs the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements are ten years and will be extended automatically for another ten years unless WFOEs provide a 30-day advance written notice to VIEs and to each of VIEs’ shareholders requesting not to extend the term three months prior to the expiration dates of December 22, 2020, October 25, 2021 and November 29, 2022, respectively. Neither VIEs nor any of VIEs’ shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)                                 Exclusive Equity Option Agreement: Under the exclusive equity option agreement, the WFOEs have the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  The WFOEs can exercise the purchase right at any portion and any time in the 10-year agreement period.

Without the WFOEs’ consent, VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in VIEs have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by the respective WFOE to the shareholders of VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)                                 Spousal Consent Agreement:  The spouse of each of the shareholders of Qianxiang Tiancheng acknowledged that certain equity interests of Qianxiang Tiancheng held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Qianxiang Shiji, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage.

The spouse of each of the shareholders of Qianjun Technology and Renren Games has acknowledged that certain equity interests of Qianjun Technology and Renren Games, respectively, held by and registered in the name of his/her spouse will be disposed of pursuant to the loan agreement, equity option agreement and equity interest pledge agreement of which they are respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute  property or communal property between his/her spouse and himself/herself.

(5)                                 Exclusive Technical and Consulting Services Agreement: The WFOEs and registered shareholders irrevocably agree that the WFOEs shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of the WFOEs.

The term of this agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOEs. The WFOEs can terminate the agreement at any time by providing a 30-day prior written notice. VIEs are not permitted to terminate the agreements prior to the expiration of the terms by December 22, 2020, October 25, 2021 and November 29, 2022, unless the WFOEs fail to comply with any of its obligations under this agreement and such breach makes the WFOEs unable to continue to perform this agreement.

(6)                                 Intellectual Property License Agreement: The WFOEs and registered shareholders agree that the WFOEs shall have the exclusive right to license its intellectual property rights to VIEs in return for a license fee. The license fee is determined at the discretion of the Company. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of this agreement will be extended for another five years with both parties’ consents. The WFOEs may terminate this agreement at any time by providing a 30-day prior written notice. Any party may terminate this agreement immediately with written notice to the other party if the other party materially breaches the relevant agreement and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review this agreement every three months and determine if any amendment is needed.

(7)                                 Loan Agreements: Under loan agreements between WFOEs and each of the shareholders of VIEs, WFOEs made interest-free loans to the shareholders of exclusively for the purpose of the initial capitalization and the subsequent financial needs of VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in VIEs to WFOEs or its designated representatives pursuant to the equity option agreements. The term of the loans is ten years from the actual drawing down of such loans by the shareholders of VIEs, and will be automatically extended for another ten years unless a written notice to the contrary is given by WFOEs to the shareholders of VIEs three months prior to the expiration of the loan agreements.

(8)                                 Equity Interest Pledge Agreement: Shareholders of the VIEs have pledged all of their equity interests in the VIEs with the WFOEs and the WFOEs are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

The equity interest pledge has become effective and will expire on the earlier of: (i) the date on which the VIEs and its shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by the WFOEs pursuant to the terms and conditions under the agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of VIEs by the shareholders of VIEs to another individual or legal entity designated by WFOEs pursuant to the equity option agreement and no equity interest of VIEs is held by such shareholders.

·                                          Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that Qianxiang Shiji’s, Beijing Wole’s and Renren Network’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

·                                          Revoke the business and operating licenses of the WFOEs, the VIEs and their subsidiaries;

·                                          Discontinue or restrict the operations of any related-party transactions among the WFOEs, the VIEs and their subsidiaries;

·                                          Impose fines or other conditions or  requirements with which the Group may not be able to comply on the WFOEs, the VIEs and their subsidiaries;

·                                          Require the Company or the WFOEs, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or

·                                          Restrict or prohibit the Company’s use of the proceeds of any additional public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business including online advertising , online game, online video and social commerce services and other IVAS may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs’ subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries.

Certain shareholders of the VIEs are also shareholders of the Company.  The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs Companies, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s ability to control the VIEs also depends on the power of attorney that Qianxiang Shiji, Beijing Wole, and Renren Network have to vote on all matters requiring shareholder approval in the VIEs.  As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following consolidated financial information of the Group’s VIEs and its subsidiaries after elimination of intercompany transactions was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2011	2012
Total current assets	$63,417	$24,523
Total non-current assets	$38,764	$83,079
Total assets	$102,181	$107,602

Total current liabilities	$52,709	$84,865
Total non-current liabilities	$5,517	$30
Total liabilities	$58,226	$84,895

	Years ended December 31,
	2010	2011	2012
Net revenue	$76,535	$117,339	$174,608
Income (loss) from operations	$38,435	$12,403	$(64,591)
Income (loss) from continuing operations	$40,758	$14,716	$(64,940)
Net loss-Discontinued operations	$(777)	$—	$—
Net (loss) income	$39,981	$14,716	$(64,940)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$30,160	$(3,804)	$21,101
Net cash used in investing activities	$(6,095)	$(18,572)	$(21,411)
Net cash provided by (used in) financing activities	$(1,899)	$(753)	$1,050

The following consolidated financial information of the Group without its VIEs and VIEs’ subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2011	2012
Total current assets	$1,053,553	$1,026,221
Total non-current assets	$122,274	$67,990
Total assets	$1,175,827	$1,094,211

Total current liabilities	$7,778	$5,255
Total non-current liabilities	$1,459	$6,533
Total liabilities	$9,237	$11,788

	Years ended December 31,
	2010	2011	2012
Net revenue	$—	$628	$1,478
Income (loss) from operation	$(30,754)	$(42,595)	$(27,132)
Income (loss) from continuing operations	$(101,953)	$26,288	$(10,113)
Net loss-Discontinued operations	$(2,183)	$—	$—
Net (loss) income	$(104,136)	$26,288	$(10,113)

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	$(12,872)	$604	$(32,188)
Net cash (used in) provided by investing activities	$1,830	$(782,327)	$8,669
Net cash (used in) provided by financing activities	$34,620	$951,545	$(54,942)

The VIEs contributed an aggregate of 100%, 99.5% and 99.2% of the consolidated net revenues for the years ended December 31, 2010, 2011 and 2012, respectively. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 8.0% and 8.9%, respectively, of the consolidated total assets, and 86.3% and 87.8%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents and term deposits in offshore accounts and short-term investments and long-term investments

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.  There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 31 for disclosure of restricted net assets.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, share-based compensation, income taxes, impairment of goodwill and indefinite-lived intangible assets, and purchase price allocation relating to business combination and impairment of long-term and short-term investments.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and term deposits which are highly liquid with a maturity of three months or less.

Restricted cash

Restricted cash consists of bank deposits required by a service organization, which are restricted for a period of over one year. The balance was recorded in other non-current assets. See Note 12.

Term deposits

Term deposits are classified as held-to-maturity investments and carried at amortized cost. The term deposits mature within one year and are subject to penalty for early redemption before their maturity.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

·                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of available-for-sale securities and fair value of acquired assets are discussed in Note 20.

Investments

(1)                                 Short-term investments

The Group’s short-term investments comprise marketable securities which are classified as available-for-sale.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in equity.  Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. The Company’s held-to-maturity investments with contractual maturity dates less than one year are classified as short-term investments on the consolidated balance sheets and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. The Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in the consolidated statements of comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Group does not guarantee the investee’s obligations nor it is committed to provide additional funding.

When the Group’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group’s consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Held-to-Maturityinvestment

Held-to-maturity investment includes debt securities that the Company purchased from Sofi Lending Corp., which will mature on July 3, 2032 and has a fixed annual interest rate of 4%.  The Company has the positive intent and ability to hold the securities to maturity.  The Company’s held-to-maturity investment is classified as long-term investments on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Accounts and notes receivables and allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business.  Notes receivable are bank accepted drafts related to trade receivables of advertising revenue with a maturity less than six months. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.  No allowance is recorded for notes receivable as such balance is secured by the acceptance of the bank.

Equipment, net

Equipment, net is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets with definite lives are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years

Intangible assetswith indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  The Company recorded $739, $2,219, and $nil impairment charges of intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.  The fair value of each reporting unit is estimated using a discounted cash flow methodology.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.  The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions.  Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Business combination

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group used the fair value its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Treasury shares

Treasury shares represent the company’s shares that have been issued and repurchased by the company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends. Treasury shares are recorded at cost.

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Advertising revenues

The Group provides advertisement placement services in its SNS platforms and online games.  The Group primarily enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Group also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Group principally enters into advertising placement contracts with advertisers’ advertising agents and the Group offers volume rebates to certain advertisers’ advertising agents.  The Group recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Group.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Online game revenues

The Group generates revenues from the provision of online game, primarily web-based online game, services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using the virtual currency.  The end users can purchase the virtual currency by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The Group uses on-line payment services operated by independent service providers and pays a fee to such services. Net proceeds received from these services providers after deduction of services fees are recorded as deferred revenue. The Group sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Group does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

The end users are required to use the access codes and passwords, either obtained from the PP-card or through direct online payment, to exchange the face value of these cards or through of direct online payment to virtual currency and deposit into their personal accounts.  End users consume the virtual currency by purchasing in-game merchandise or premium features online.  For the consumptive in-game merchandise or premium features, we recognize the revenues as the in-game merchandise or premium features are first used by the end users. For the permanent merchandise or premium features, we recognize the revenues according to the character of the in-game merchandise or premium features: if the lives of permanent merchandise or premium features can be estimated, revenue is recognized over the estimated lives of permanent merchandise or premium features; if the lives of permanent merchandise or premium features can not be estimated, revenue is recognized over the average period that players typically play the games. When different assumptions were used in deriving the estimated lives of in-game merchandise or premium features and the typical average play period of our games, the timing in which we record our revenues would be impacted.  The Group calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Any deferred revenue remaining at the time the term of the inactive PP-cards is expired, which is normally 2 years from the purchase, is recognized as revenues at that time.  The amount associated with the unused virtual currency, which are without contractual expiration term, are carried as deferred revenues indefinitely as the Group was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Group.

The Group also entered into revenue sharing agreements with various third-party game developers.  Under these agreements, the Group provides links of the online games on the Group’s website while the third-party developers operate, including providing game software, hardware, technical support and customer services, the games.  All of the web games developed by third-party game developers can be accessed and played by game players on the Group’s platforms without downloading separate software.  The Group views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games.  The Group primarily collects payments from game players in connection with the sale of in-game currencies and remits the agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances.  Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency.  Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued.  Typically, a game will only be discontinued when the monthly revenue generated by a game becomes insignificant.  To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Online talent showrevenue(“Woxiu”)

“Woxiu,” which translates into “a show of your own” in Chinese, is a virtual stage the Group offers at the platform of 56.com where grassroots musicians and performers can live-stream their performances and share with viewers. Fans of the performing user can chat along with the performer and other live audience and purchase consumable virtual items to show support to the performers.

All “Woxiu” live video shows are available free of charge and fans can purchase virtual items or features on the platform with virtual currencies called “56 beans” to support their favorite performers. The number of 56 beans consumed is kept track of by our operation system and will be deducted from users’ accounts automatically when the 56 beans are deemed as consumed.  Revenue is recognized monthly based on the number of 56 beans consumed. We pay the performers up to 35% of the amount of 56 beans consumed, or 40% if they enter into an exclusive service contract with us. We recognize the total revenue on a gross basis, and the commission paid to the performers is recorded as cost of revenues.

Renren open platform program

The Group’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Group is normally entitled to certain percentage of the payments received pursuant to the agreements entered with the third-party providers.  The Group recognizes this revenue on a net basis when cash is received from the end customer and remits to remaining payments to the third party provider.

Social commerce services

In June 2010, the Group began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Group recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Group pays to the third-party merchants.  The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Group; (iii) the Group have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) The electronic coupons have been consumed by the participating users.  The payments received for unused coupons are initially recognized as other accounts payables and part of such balance is recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Group holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.36% for wireless value added services (“WVAS”) revenue, 5.6% for games revenue and 8.6% for advertising revenue before a pilot value-added tax (“VAT”) reform program was officially launched on January 1, 2012 (“Pilot Program”) by the Chinese State Council. Businesses in the Pilot Program would pay VAT instead of business tax.  The Group reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2010, 2011 and 2012 were $7,251, $9,468 and $5,685, respectively.

Value added taxes

On January 1, 2012, the Chinese State Council officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and would be expanded to eight trial regions and nationwide if conditions permit.  In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 6.72% to 6.78% on revenue generated from providing services which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $7,143 and $1,837 for VIEs and VIE subsidiaries located in Shanghai and other regions for the year ended December 31, 2012, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other payables on the face of consolidated balance sheet.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, accounts and notes receivable, accounts payable, short-term investments, long-term investments, amounts due from related parties, amounts due to related parties.

The available-for-sale short-term investments are carried at fair value.

The carrying values of remaining financial instruments except for long term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments including cost and equity method investments and held-to-maturity investments are not carried at fair value because the fair value of those investments cannot be practicably made without incurring excessive costs.

Research and development expenses

Research and development expenses are incurred to develop new services and features for its SNS websites, as well as to develop new online games and further improve its technology infrastructure.  The Group has expensed all research and development costs when incurred.

Foreign currency translation

The functional and reporting currency of the Company is United States dollar (“US dollar”).  The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies,  Renminbi (“RMB”), Japanese Yen (“JPY”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, TWD, KRW and JPY, translate their operating results and financial positions into US dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain (loss) on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Noncontrolling interest

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements. For noncontrolling interests related to the Group’s VIEs, because the Group is able to receive substantially all economic benefits and absorb the losses of such VIEs, no profit or loss is allocated to the noncontrolling interest of the VIEs. Accordingly, no amounts related to the VIEs were recognized for the years ended December 31, 2010, 2011 and 2012.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan.  Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary share, preference to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Group had convertible preferred shares, convertible redeemable preferred shares, stock options and warrants, which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares and convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is potentially redeemable by the Group are classified as a financial instrument in the balance sheet.  The financial instrument will be a liability or an asset since, in the case of certain warrants issued by the Group, the Group can pursuant to the terms of the warrant require the holder to exercise the warrant.  They are initially measured at fair value at the date of issuance and subsequently re-measured at fair valued at the reporting date with changes in fair value recognized in earnings.

Accounting pronouncements newly adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities.  Early application by public entities is not permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.  The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment.  The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset.  If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset.  The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment.  In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods.  The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this pronouncement do not change the current requirements for reporting net income or other comprehensive income in financial statements. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.                                      SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $218,968 and $30,166 at December 31, 2011 and 2012, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Group places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2010, 2011 and 2012.

Clients accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%

Client A	1,619	10.9	N/A	N/A
Client B	N/A	N/A	2,184	12.1

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.                                      DISCONTINUED OPERATIONS

(1)                                 Discontinuance of WVAS business in 2010

The Group discontinued its WVAS business carried out in Qianxiang Tiancheng in 2010.  Qianxiang Tiancheng ceased its WVAS business in early 2010 and no gain or loss was recognized by the Group in connection with the discontinuance.

(2)                                 Disposition of Mop.com and Gummy Inc.

To further position the Group’s focus on its SNS operations, the Group decided to dispose certain of its operations.

On December 30, 2010, the Group sold to Oak Pacific Holdings (“OPH”), a company newly incorporated on December 16, 2010 by the Chief Executive Officer (“CEO”) of the Group (“the buyer”) in the Cayman Islands, 100% equity interest in Mop.com and Gummy Inc. a Japanese Subsidiary setup by the company in 2009, for cash consideration of $18,141.  The selling price for Mop.com and Gummy Inc. was determined by the Company having regard the fair market value as appraised by a third party valuation firm Marsh Financial Advisory Services Limited (“Marsh”).  Mop.com operates www.mop.com, an internet community website in China and Gummy Inc. is a social internet games provider to the Japanese market.

The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was paid in cash on April 14, 2011.

The transaction was completed on December 30, 2010.  The Group has presented the results of Mop.com and Gummy Inc. as discontinued operation for all periods presented.  In connection with the disposition of Mop.com and Gummy Inc., the Company has recorded an aggregate gain of $1,341 for the disposals within “Gain on disposal of discontinued operations, net of income taxes” in the consolidated statement of operations for the year ended December 31, 2010.

Summary operating results from disposal of Mop.com and Gummy Inc. and the cessation of business operation of WVAS business which have been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

Year ended
December 31,
2010

Net revenues from discontinued operations	$5,630

Loss from operations of discontinued operations, before income taxes	$(4,320)

Income tax benefit	19

Loss from operations of discontinued operations, net of income taxes	$(4,301)

Gain on disposal of discontinued operations	$1,767
Tax on gain on disposal of discontinued operations	(426)

Gain on disposal of discontinued operations, net of income taxes	$1,341

As of the date of disposal, the financial positions of Mop.com and Gummy Inc. were as follows:

As of
December 30,
2010

Current assets	$6,557
Non-current assets	$11,903
Current liabilities	$(52,483)
Non-current liabilities	$(2,966)

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

5.                                      ACQUISITIONS

(1)           Acquisition of Wole Inc.

On October 27, 2011, in order to expand its video-sharing business to on-line users, the Group acquired Wole Inc., 56.com Ltd., its subsidiary Beijing Wole, its VIE Qianjun Technology and subsidiary of the VIE, Wole Shijie.

Among the total purchase consideration of $80,000, $79,600 was fully paid in cash as of the acquisition date.  Through this acquisition the Group expanded its video-sharing business to on-line users.

The transaction was accounted for as a business combination using the purchase method of accounting.

The revenue and net loss of the acquiree for two months ended on December 31, 2011 from acquisition date included in the consolidated financial statement of operations of 2011 was $2,228 and $364, respectively.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Amortization
		periods

Goodwill	$54,161
Net working capital acquired	4,197
Net fixed assets	671
Intangible assets
Domain name, trademarks and online licenses	23,817	Indefinite
Technology	854	6 years
Registered user list	443	3 years
Non-compete agreement	187	4 years
User generated content	1,313	6 years
Video content copyright	348	2 years
Customer relationship	316	4 years
Webgame cooperation agreement	237	2 years
Relationship with broadcasters	443	6 years
Other long-term deferred expense	3
Deferred tax liability	(6,990)

Total	$80,000

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprises (a) the assembled work force and (b) the expected but unidentifiable business growth from the acquisition.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and December 31, 2011 of the Group as if the acquisition had occurred on January 1, 2010.  There were no material nonrecurring pro-forma adjustments incurred.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	$82,579	$127,514
Pro forma net income (loss)	$(67,379)	$39,108

ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE
ACCOUNTS AND NOTES RECEIVABLE

6.                                      ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable consists of the following:

	As of December 31,
	2011	2012

Accounts receivable	$15,135	$18,629
Notes receivable	—	329

Accounts and notes receivable, gross	15,135	18,958
Allowance of doubtful accounts	(224)	(556)

Accounts and notes receivable, net	$14,911	$18,402

Accounts receivable and notes receivable represent amounts earned under advertising contracts at the respective balance sheet dates.  These amounts become billable according to the contract term. The notes receivable were bank accepted drafts and subsequently settled in early 2013.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012

Balance at beginning of year	$253	$233	$224
Charge to expenses	446	831	1,357
Transferring out as a result of disposal of discontinued operations	(176)	—	—
Reversal	—	(429)	(1,032)
Write off	(304)	(428)	—
Exchange difference	14	17	7

Balance at end of year	$233	$224	$556

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Deposits of share repurchase	$21,455	$—
Advances to suppliers	14,042	10,160
Receivables related to online gaming and social commerce business	7,100	8,628
Interest income receivable	6,290	2,708
Prepaid expenses	5,402	3,216
Other current assets	3,479	2,923
Rental deposits	1,621	1,956

Total	$59,389	$29,591

In September 2011, the directors of Company approved the share repurchase plan of its outstanding American Depositary Shares (“ADSs”) from the open market within one year time period.  The Company made the deposits of share repurchases of $21,455 to Morgan Stanley (“MS”) in November and December 2011. The deposits of share repurchase were fully settled in March 2012 as set out in Note 16.

Receivables related to online gaming and social commerce business represent balances paid online by end users but held at a third party electronic payment service provider, which were in transition to the Group’s bank accounts as of December 31, 2011 and 2012.  The balances were received by the Group a few days after December 31, 2011 and 2012, respectively.

Interest income receivable of $6,290 and $2,708 as of December 31, 2011 and 2012 mainly related to the earned and accrued interest of the term deposits with financial institutions during the year.

Advance to suppliers are mainly comprised of prepayments to certain merchants for social commerce business. The amount was $9,455 and $8,517 as of December 31, 2011 and 2012, respectively. Advances to suppliers were non-interest bearing and short-term in nature. As of December 31, 2012, an allowance of $1,020 was provided for the advance to suppliers of social commerce business based on specific identification after considering historical bad debt rates, repayment patterns and customer credit worthiness.

During 2011 and 2012, the Company made non-interest bearing loan to three PRC subsidiaries of Recruit Holding Limited (“Recruit”) totaling $4,280, of which $377 has been paid. In June 2012, the Company noted that the three PRC subsidiaries of Recruit had incurred significant loss and reassessed the recoverability of the loan receivables. Based on the assessment, the Company believed that total amount of the outstanding loan was not collectible and full valuation allowance of $3,903 was provided against the outstanding balance. Such amount was recorded in the statements of operations. Subsequently in November 2012, the three PRC subsidiaries went through liquidation process and the Company received $360 out of the liquidation proceeds. As a result, net valuation allowance of $3,543 was provided for the year ended December 31, 2012.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Company held following short-term investments:

	As of December 31, 2011			As of December 31, 2012
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	loss	amount	Cost	gains	amount

Available-for-sale:
Equity securities	$—	$—	$—	$54,557	$28,888	$83,445
Corporate bonds	54,272	(879)	53,393	62,276	1,324	63,600

Total	$54,272	$(879)	$53,393	$116,833	$30,212	$147,045

The following table provides additional information on the realized gains and losses of the Company for the years ended December 31, 2010, 2011 and 2012, respectively.  For the purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2010			Year ended December 31, 2011			Year ended December 31, 2012
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$1,590	$1,590	$—	$72,390	$21,506	$50,884	$7,394	$6,229	$1,165
Corporate bonds	—	—	—	14,101	14,074	27	73,742	71,887	1,855

Total	$1,590	$1,590	$—	$86,491	$35,580	$50,911	$81,136	$78,116	$3,020

Equity securities

The Group’s investments in equity securities are related to the stocks of certain US listed companies (“the investees”). Such investments are classified as available-for-sale securities. In 2011, the Company sold all of its then outstanding equity securities with the cost of $21,506, and recognized $50,884 realized gain on marketable securities in the statement of operations.

The Company purchased another two US listed companies in 2012 at a cost of $60,786. In 2012, the Company sold partial of the equity securities with stocks of the cost of $6,229 of the investments and recognized $1,165 realized gain on short-term investment in the statement of operations.

Corporate bonds

In 2011, the Company purchased corporate bonds from a bank. The corporate bonds are classified as available-for-sale securities.

In 2012, the Company purchased additional corporate bonds from a bank at cost of $79,891 and classified such investment as available-for-sale securities.

Call options

In April 2012, the Company entered into several agreements to sell call options on stocks of a US listed company through an overseas bank. The call options were accounted for as derivatives and marked to market at each period end through statements of operations. Total premium of $1,297 was received. The call options expired in June 2012 without being exercised and no additional proceeds were received. There were no such call options outstanding as of December 31, 2011 and 2012.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.                                      LONG-TERM INVESTMENTS

	As of December 31,
	2011	2012

Equity method investments:
Mapbar Technology Limited (“Mapbar”)	$26,372	$23,782
Japan Macro Opportunities Offshore Partners, LP (“JMOOP”)	21,547	17,987
Social Finance, Inc. (“SoFi”)	—	47,776
Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”)	—	6,058
Total equity method investments	47,919	95,603

Cost method investments:
Hylink Advertising Co., Ltd. (“Hylink”)	2,381	2,408
Beijing Yinuoxingke Technology Ltd. (“Yinuo”)	—	—
Total cost method investments	2,381	2,408

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes	—	9,586
Total held-to-maturity	—	9,586
Total long-term investments	$50,300	$107,597

Equity method investments

In October 2011, the Group acquired 35% equity interest of Mapbar with a total cash consideration of $26,599 and accounted for the investment using equity method as the Group was able to exercise significant influence on Mapbar.  The Group recorded its share of the loss in Mapbar at $227 and $2,590 due to the operating losses incurred by the affiliated company for the years ended December 31, 2011 and 2012.

On November 18, 2011, the Group made a $20,000 investment in a Japan based limited partnership JMOOP. The investment was accounted for using equity method of accounting.  The Group recognized its share of gain of JMOOP at $1,547 and loss of $3,560 for the years ended December 31, 2011 and 2012.

On September 5, 2012, the Company entered into an Amended and Restated Right of First Refusal and Co-Sale Agreement with SoFi, agreeing to purchase 5,573,719 Series B Preferred Shares issued by SoFi at a price of $8.791258 per share with a total consideration of $49,000, which was paid in full to SoFi in September 2012. Thus, The Group holds 27.1% equity interest of SoFi. The Group recognized its share of loss of SoFi of $1,224 for the year ended December 31, 2012.

On November 23, 2012, the Group paid $5,300 for 25% capital contribution of Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”). On December 5, 2012, the Group also paid $470 and $385 to two existing shareholders of Gaoxue for their 5% equity interest in Gaoxue. Consequently, the Company holds 30% of the total equity interest of Gaoxue. The Group recognized its share of loss of Gaoxue of $97 for the year ended December 31, 2012.

The summarized financial information of the equity method investments were as follows:

	As of December 31,
	2011	2012

Total current assets	$134,746	$106,835
Total assets	$135,122	$188,518
Total current liabilities	$2,727	$2,976
Total liabilities	$14,735	$16,918

	For the years ended December 31,
	2010	2011	2012

Net revenues	$—	$5,310	$5,219
Gross profits	$—	$3,701	$3,355
Net loss	$—	$39,581	$59,417

Cost method investments

On April 25, 2011, the Group acquired 2% equity interest of Hylink at total cash consideration of $2,381 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Hylink.  Hylink is mainly engaged in advertising agency service.  The Group had no seat in Board and did not involve in the operation of Hylink, accordingly the Group did not have the ability to exercise significant influence over the operating and financial decisions of Hylink, and thus the Group used the cost method to account for its investment Hylink.

On June 15, 2011, the Group acquired 5% equity interest of Yinuo at total cash consideration of $79 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Yinuo.  Yinuo is mainly engaged in development of online games.  The Group had no seat in Board and did not involve in the operation of Yinuo, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Yinuo, and thus the Group used the cost method to account for its investment Yinuo. In the fourth quarter of 2011, Yinuo had stopped operation. The investment of $79 in Yinuo was fully impaired as of December 31, 2011.

On June 5, 2007, the Group purchased 9,950,000 ordinary shares of Global Net Limited (“Global Net”), which accounts for 19.9% of the total equity interest.  Global Net is mainly engaged in web-based online game development and operation.  The Group had no seat in Board and did not involve in the operation of Global Net, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Global Net, and thus the Group used the cost method to account for its investment in Global Net.  The Group sold the investment in Global Net to a related party on December 30, 2010 at a cash consideration of $302. The Group recognized a $40 gain for the disposal of the investments. The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was due and paid in cash on June 30, 2011.

Held-to-Maturity investments

On July 3, 2012, the Company entered into a Note Purchase Agreement with SoFi Lending Corp., a subsidiary of SoFi,  to purchase $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp. The loan has a maturity date of July 3, 2032 and a fixed annual interest rate of 4% with no redemption feature.  The Company has the positive intent and ability to hold the investments to maturity. The Company receives monthly payments, including return of the principal of $414 and earned interest of $137, from SoFi Lending Corp. for the year ended December 31, 2012. As of December 31, 2012, the carrying amount of the note was $9,586.

Impairment of long-term investments

The Group reviews the long-term investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the carrying amount of the investment and its fair value at the balance sheet date of the reporting period.  The Group recorded a total impairment charge of $nil, $79 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively for cost method investment. No impairment charge was recognized for equity method investments and held-to-maturity investments for the three years ended December 31, 2010, 2011 and 2012, respectively.

EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
EQUIPMENT, NET
EQUIPMENT, NET

10.                               EQUIPMENT, NET

	As of December 31,
	2011	2012

Computer equipment and application software	$41,329	$61,149
Furniture and vehicles	779	1,159
Leasehold improvements	2,360	4,805
	44,468	67,113
Less: Accumulated depreciation and amortization	(22,167)	(34,758)
	$22,301	$32,355

Depreciation and amortization expenses charged to the statements of operations for the years ended December 31, 2010, 2011 and 2012 were $5,589, $7,829 and $13,883, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11.                               ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets are as follows:

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name, trademarks and online licenses(i)	$23,901	$24,174
Intangible assets subject to amortization:
Operating platforms and technology	1,214	1,228
Game license, webgame cooperation agreement and content copyright	2,679	3,706
User generated content	1,317	1,368
Customer and broadcasters relationship	762	770
Login users and registered user list	612	618
Non-compete agreement	187	189
	$30,672	$32,053
Less: Accumulated amortization
Operating platforms and technology	$(289)	$(542)
Game license, webgame cooperation agreement and content copyright	(1,982)	(3,048)
User generated content	(89)	(603)
Customer and broadcasters relationship	(57)	(383)
Login users and registered user list	(153)	(550)
Non-compete agreement	(16)	(107)
	$(2,586)	$(5,233)
Intangible asset, net	$28,086	$26,820

(i)                                     In December 2011, the Company decided to stop using two domain names after consolidating all the online games to Renren.com operating platform of the Company. As a result, the Company recorded $2,219 impairment loss for the write-off of the intangible assets related to the two domain names.

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $673, $811 and $2,255, respectively.  Amortization expenses for the years ending December 31, 2013, 2014, 2015, 2016 and after would be $1,302, $792, $342, $148, $62, respectively.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

12.                               OTHER NON-CURRENT ASSETS

	As of December 31,
	2011	2012

Prepayment for purchase of office buildings	$—	$16,148
Employee housing loan	651	4,903
Rental deposit	550	1,169
Restricted cash, non-current	—	313
Long-term deferred expense	152	101
Total	$1,353	$22,634

In June 2012, the Company prepaid $16,148 for office building in Shanghai.  The ownership of the building is expected to be transferred to the Company in 2013.

Since late 2011, the Company started to provide interest-bearing long-term loans to its employees to finance their purchase of residence only. In 2012, a total of $5,141 new loans were lent to its employees at an annual interest rate of 7.05% for the loans offered before July 1, 2012 and 6.55% for the loans offered after July1, 2012.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL.
GOODWILL

13.                               GOODWILL

The changes in carrying amounts of goodwill for the years ended December 31, 2011 and 2012 units were as follows:

	Year ended December 31, 2011
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole Inc. (Note 5)	54,161	—	54,161
Exchange difference	193	224	417
Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)
Ending balance	—	(625)	(625)
Goodwill, net	$54,354	$4,644	$58,998

	Year ended December 31, 2012
	Renren
	platform	Total

Gross amount:
Beginning balance	$59,623	$59,623
Exchange difference	675	675
Ending balance	60,298	60,298

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$59,673

After one year of acquisition of Wole Inc., the 56.com and advertising reporting units have been fully integrated and renamed as Renren platform as of December 31, 2012.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

14.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2011	2012

Employee payroll and welfare payables	$9,306	$13,608
Other tax payable	7,084	7,663
Accrued professional, marketing and leasing fees	6,299	8,321
Other payables	5,455	9,430
Liability for advance payment of unvested options	2,917	1,465
Accrued advertising sales rebate	47	1,121
Total	$31,108	$41,608

In July 2010, seven executive officers and employees of the Group provided promissory notes to the Group in connection with their early exercise of their respective share options. The loans bore an interest rate of 5.4% and were to be due and payable at the earlier of such executive officer’s termination of employment with the Company or the first public filing of the Group’s registration statement. The loans were secured by the pledge of the ordinary shares which were issued upon the early exercise of the share options. The seven executive officers paid the entire amount under the promissory notes in April 2011. The balance of unvested share options as of December 31, 2012 was $1,465.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The Company, CIAC, Nuomi Inc., Renren-Jingwei Inc, Link224 Inc., Renren Lianhe Holdings, Wole Inc., JiehunChina Inc., Xin Ditu Holdings, Renren Study Inc., Jingwei Inc. Limited are all incorporated in the Cayman Islands. They are tax-exempted under the tax laws of the Cayman Islands.

Qianxiang Wangjing, incorporated in the PRC on November 11, 2008, qualified as a “software enterprise” in 2009, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2009, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

Shanghai Changda, incorporated in the PRC on October 25, 2010, qualified as a “software enterprise” in 2010, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2011, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

Other subsidiaries and VIEs of the Group domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC.  If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income.  This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT.  The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Aggregate accumulated earnings of the Company’s subsidiaries and VIEs located in the PRC that are taxable upon distribution to the Company were $23,463 at December 31, 2011. The Group had determined such undistributed earnings to be indefinitely reinvested in its subsidiaries and VIEs, because Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.  Accordingly, the Group had not accrued deferred tax liability for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2011.

Aggregate accumulated deficits of the Company’s subsidiaries and VIEs located in the PRC were $94,502 as of December 31, 2012. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2012.

The current and deferred component of income tax expenses (benefits) which were substantially attributable to the Group’s PRC subsidiaries and VIE and VIE’s subsidiaries, are as follows:

	Years ended December 31,
	2010	2011	2012

Current income tax expense	$—	$1,495	$7
Deferred income tax (benefit) expense	(1,332)	(827)	913
Total Income tax (benefits) expenses	$(1,332)	$668	$920

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Current deferred tax assets
Provision for doubtful accounts	$62	$836
Accrued payroll and welfare	1,423	1,980
Excessive advertising fees	4,429	1
Intangible assets amortization	22	25
Less valuation allowance	(4,555)	(2,842)
Current deferred tax assets, net	$1,381	$—

Non-current deferred tax assets
Accrued Liabilities-non-current	$—	$88
Excessive advertising fee-non-current	—	2,296
Net operating loss carry forwards	9,861	24,309
Less valuation allowance	(9,861)	(26,693)
Non-current deferred tax assets, net	$—	$—

Non-current deferred tax liabilities
Intangible assets	$(6,976)	$(6,564)
Non-current deferred tax liabilities, net	$(6,976)	$(6,564)

The valuation allowance of $4,555 as of December 31, 2011 was mainly related to the $4,429 deferred tax assets of the excessive advertising fees incurred in 2011, which the Company believes that it will not be utilized in the future years.

The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets.  As of December 31, 2012, the Company provided full valuation allowance on deferred tax assets because the Company believed that it is more likely than not to be realized as the Company does not expect to generate sufficient taxable income in future.

The non-current deferred tax liabilities of $6,976 and $6,564 as of December 31, 2011 and 2012 were mainly related to the amortization of intangible assets acquired during business acquisition in 2011 as set out in Note 5.

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries.  The valuation allowance is considered on each individual entity basis.  The subsidiaries and VIEs and VIEs’ subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $24,309 as of December 31, 2012 which will expire on various dates between December 31, 2013 and December 31, 2017.  Valuation allowances have been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future, or the amount involved is not significant.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Income (loss) before provision of income tax	$(62,527)	$40,352	$(66,662)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(15,632)	10,088	(16,666)
Taxable deemed interest income from inter-company interest-free loans	735	179	1,907
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,888	(983)	7,289
Effect of income tax exemption of the Company in the Cayman Islands	26,234	(15,791)	3,117
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(11,300)	(4,172)	(9,846)
Changes in valuation allowance	(4,257)	11,347	15,119
Income tax (benefits) expenses	$(1,332)	$668	$920

If the tax exemption granted to Qianxiang Wangjing and Shanghai Changda were not available, income taxes provision and net income (loss) per share would have been as follows:

	Years ended December 31,
	2010	2011	2012

Provision for income taxes expenses	$9,968	$4,840	$10,766
Net income (loss) per ordinary share
- basic	$(0.04)	$0.05	$(0.07)
- diluted	$(0.04)	$0.04	$(0.07)

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2012.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on Beijing Nuomi and Shanghai Changda.  In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

16.                               ORDINARY SHARES

The Company has 2,000,000,000 ordinary shares authorized with par value of $0.001 per share.

In August 2010, the Company repurchased 47,142,860 ordinary shares from certain shareholders at the cash amount of $34,179 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In August 2010, the Company issued 4,641,660 ordinary shares upon the exercise of share options by two ex-executives of the Company at the cash consideration of $811.

In August 2010, the Company issued 6,416,670 ordinary shares upon exercise of share options at the cash consideration of $755.  And these shares were subsequently repurchased by the Company in October 2010 at $4,652 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Company repurchased 6,888,440 ordinary shares at $3,624.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Board of Director approved and the Company issued 3,000,000 and 7,000,000 ordinary shares to a consultant and two executives at $0.701 per share, respectively.  Cash proceeds of $2,104 was paid by the consultant and the two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1)3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified initial public offering (“IPO”).  The loans are secured by the pledge of the underlying ordinary share to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected in April 2011.

On January 31, 2011, the Company repurchased 800,000 ordinary shares from non-employee shareholders at a price of $0.7 per share.

In April 2011, the Board of Directors and the shareholders of the Company approved the following changes to the Company’s share capital.

Immediately prior to the completion of the qualified IPO on May 4, 2011, the Company’s authorized share capital had been divided into 3,000,000,000 Class A ordinary shares with a par value of $0.001 per share and 500,000,000 Class B ordinary shares with a par value of $0.001 per share.

Immediately prior to the completion of the qualified IPO on May 4, 2011 (i) 25,571,420 Series A convertible preferred shares (“Series A shares”), 70,701,580 Series B convertible preferred shares (“Series B shares”) and 173,985,970 ordinary shares held by Mr. Joseph Chen and his transferees which are his affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, (ii) 135,129,480 Series D convertible redeemable preferred shares (“Series D shares”) held by SB Pan Pacific Corporation and its transferees which are its affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, and (iii) all of the remaining ordinary shares and preferred shares that are issued and outstanding had been automatically converted into Class A ordinary shares on a 1-for-1 basis.

On May 4, 2011, the Company completed its IPO of ADSs on the New York Stock Exchange with a total issuance of 61,065,000 ADSs at issuing price of $14 per ADS. Each ADS represents three Class A ordinary shares of the Company. As such, the total ADSs represent 183,195,000 Class A ordinary shares. In addition, concurrently with the IPO, the Company issued 23,571,426 Class A ordinary shares at a price of $4.67 per share in private placements with third parties. Total net proceeds received were $777,379 from the IPO and the private placements, net of offering costs of $6,317.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that (i) in all matters subject to a vote at general meetings of the Company, Class B Ordinary Shares are entitled to ten votes whereas Class A Ordinary Shares are entitled to one vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The Class A and B ordinary shares have the same divided rights and the same earnings per share.

In September 2011, the board of directors approved the Company to repurchase up to $150,000 of its own outstanding ADSs within one year from September 2011. In 2011, the Company used $4,305 to repurchase 1,089,228 ADS through MS in the open market.

In 2011, the Company entered into call spread agreements with MS totaling of $41,361 to repurchase 11,000,000 ADSs. During the year ended December 31, 2011, the Company settled 5,000,000 ADSs in the call spread agreements in the consideration of $21,310.

As of December 31, 2011, the Company has prepaid $20,051 to MS to repurchase 6,000,000 ADSs, which equal to total consideration for repurchase of ordinary shares at the exercise price less premium for the call options.

The call spread agreements met the definition of derivatives and qualify for classification in equity at fair value.

In 2012, the Company repurchased 1,349,438 ADS through MS in the open market at total consideration of $4,609.

In 2012, the Company also repurchased 16,735,000 ADSs through call spread agreements with MS at total consideration of $71,576.

The Company repurchased accumulated 24,173,666 ADSs with an aggregate consideration of $101,800 under the share repurchase program. Such ADS were fully canceled in November 2012.

CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

17.                               CONVERTIBLE PREFERRED SHARES

In January 2003, 1000 Oaks issued 50,000,000 shares of Series A shares with par value of $0.001 per share for cash proceeds of $350, and the shares were split into 100,000,000 shares in August 2005 which were subsequently exchanged to Renren Inc.  Series A convertible preferred shares in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.  The Series A shares were considered as equity of the Company and therefore, the proceeds, other than the par value of the Series A shares, were booked as additional paid in capital of the Company.

In June 2003, 1000 Oaks issued 6,835,690 shares of Series B shares, with par value of $0.001 per share, and warrants (“Series B warrants”), which are exercisable to purchase 1,259,990 ordinary shares of the Company, for cash proceeds of $479.  The Series B shares and the warrants were considered as equity of the Company and therefore, the proceeds of $479 were allocated by $25 to warrants and $454 to Series B shares based on their issuance date relative fair value.  Other than the par value of $7, the proceeds for the issuance of Series B shares and warrants were booked as additional paid in capital of the Company.  In August 2005, the Series B shares and Series B warrants were split at one-for-two ratio into 13,671,380 Series B shares and warrants to purchase 2,519,980 ordinary shares along with the 1:2 stock split of ordinary shares.  In August 2005, CIAC issued additional 78,887,300 shares of Series B shares in exchange for promissory notes payable due to related party shareholders at the carrying amount of $2,471.  All Series B shares and Series B warrants were subsequently exchanged to Renren Inc.’s Series B convertible preferred shares and warrants in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.

On December 18, 2009, Renren Inc. repurchased 3,500,000 Series A shares and 1,457,140 Series B shares at $2,100 and $874, respectively.  The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $2,911, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 96,500,000 and 91,101,540, respectively.

In January 2010, the Company repurchased 11,400,000 Series A shares and 9,000,000 Series B shares at $6,840 and $5,400, respectively.  In August 2010, the Company repurchased 600,000 Series B shares at $360.  The repurchased Series A and B shares were canceled immediately. The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $12,224, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 85,100,000 and 81,501,540, respectively.

The issued and outstanding Series A shares and Series B shares were converted into ordinary shares immediately prior to the completion of the qualified IPO as set out in Note 16.

The key terms of the Series A shares and Series B shares are set out in Note 18.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18.                               CONVERTIBLE REDEEMBABLE PREFERRED SHARES

In March 2006, Renren Inc. issued 215,959,520 shares of Series C convertible redeemable preferred shares (“Series C shares”) for cash proceeds of $48,100 to a group of investors.

On April 4, 2008, Renren Inc. issued 132,052,010 Series D shares for cash proceeds of $130,000 at an average price of $0.98 per Series D share to certain investors.  In connection with the issuance of Series D shares, Renren Inc. also granted certain warrants to a Series D shareholder to purchase additional Series D shares as set out in Note 19.  The warrants were determined as liabilities by the Group and therefore, the Series D shares were initially recorded at $118,074, as the result of deducting $9,165, the initial fair value of the warrants, and $2,761 issuance costs from the $130,000 issuance price.  The Company accreted the carrying amount of the Series D Shares immediately after the initial recognition to the redemption price of $130,000 and the $11,926 accretion amount was recorded as deemed dividend to the holders of the Series D shares in the year 2008.

In 2009, the Company issued additional 75,538,220 Series D shares upon the exercise of 2009 Series D warrants as set out in Note 19.

Upon the issuance of the Series D shares, Renren Inc. also repurchased 50,896,390 Series C shares at $48,100 (“2008 Buyback”), which was recorded as a reduction of carrying amount of the Series C shares.

On December 18, 2009, Renren Inc. further repurchased 37,014,690 Series C shares with cash consideration of $21,656 (“2009 Buyback”).  The consideration was $13,445 higher than the carrying amount of the purchased Series C shares, which was $8,244.  $2,477 of the total $13,445 excess was recorded as a reduction of additional paid in capital and then the remaining $10,968 was recorded as an increase of accumulated deficit when the additional paid in capital was already zero.  As a result of 2009 Buyback, the issued and outstanding Series C shares were reduced to 128,048,440.

In 2010, the Company issued additional 226,614,660 Series D shares upon the exercise of Tranche 3 and Tranche 4 Series D warrants as set out in Note 19.

The issued and outstanding Series C shares and Series D shares were automatic converted into ordinary shares immediately prior to the completion of the qualified IPO as set out in Note 16.

The following is the roll forward of the carrying amounts of Series C and Series D shares for the two years ended December 31, 2010 and 2011:

Carrying
amount

Series C Shares:
Balance as of January 1, 2011	$28,520
Conversion to ordinary shares as set out in Note 19	(28,520)
Balance as of December 31, 2011	—

Carrying
amount

Series D shares:
Balance as of January 1, 2010	$193,398
Exercise of Tranche 3 Series D warrants (Note 19)	98,538
Exercise of Tranche 4 Series D warrants (Note 19)	279,503
Balance as of December 31, 2010	571,439
Conversion to ordinary shares as set out in Note 19	(571,439)
Balance as of December 31, 2011	—

Except for the Series C and Series D shares redemption feature, all of the preferred shares, including Series A, B, C and D shares have substantial the same terms and are summarized as follows:

Redemption

For a period of nine months after March 2, 2011, at the election of the majority holders of the Series C shares, the Company shall redeem all of the outstanding Series C shares in cash at a redemption price per Series C share equal to the applicable original issuance price per Series C share plus all declared but unpaid dividends.

For a period of nine months after April 4, 2013 or 5th anniversary of the actual date of exercise of the 2009 and 2010 Series D warrants as set out in Note 19, at the election of the majority holders of the Series D shares, the Company shall redeem all of the outstanding Series D shares in cash at a redemption price per Series D shares equal to the applicable original issuance price per Series D shares plus all declared but unpaid dividends.

The Series A and Series B convertible preferred shares are not redeemable.

Conversion

Each preferred share shall be convertible, at the option of the holder, at any time after issuance into such number of ordinary shares as determined by dividing the original issuance price by the conversion price.  The conversion price is initially set at the original issuance price and then subject to adjustments for dilution, including but not limited to issuance of additional ordinary shares and share splits, in accordance with the conversion provisions of the Company’s articles of association.  The preferred shares are also automatically converted at the consummation of the Company’s sale of ordinary shares in an underwritten IPO that results in aggregate gross proceeds not less than $50,000 (net of underwriting discounts and commissions).  The conversion price for Series A shares, Series B shares, Series C shares and Series D shares are $0.0035, $0.035, $0.228 and $0.093, respectively.

Voting rights

Each preferred share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters.

Dividends

The preferred shares are entitled to receive the same amount of dividend payable to the holders of ordinary shares, if declared by the Board of Directors of the Company, on the as-if converted basis.

Liquidation preference

In the event of any liquidation or sale transaction of the Company, either voluntary or involuntary, distributions to the shareholders of the Company shall be made in the following manner:

(1)                                 on a pari passu basis, each holder of the Series C and Series D shares shall be entitled to receive an amount equal to their original share issuance price for each Series C and Series D shares then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any payment or distribution of any of the assets or surplus funds of the holders of the ordinary shares or any other class or series of shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis among the shareholders of Series C and Series D shares.

As of December 31, 2010, the liquidation value of Series C and Series D shares are $26,713 and $403,854, respectively.

(2)                                 after distribution to holders of Series C and Series D shares in full, each holder of the Series A shares and Series B shares shall be entitled to receive an amount equal to the original share issuance price for each Series A shares and Series B share then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis to the shareholder of Series A shares and Series B shares.

The remaining assets of the Company, if any, shall be paid or distributed to the holders of Series A shares, Series B shares, Series C shares, Series D shares and ordinary shares on a pro rata basis, based on the number of ordinary shares then held by each shareholder on an as-converted basis.

WARRANTS	12 Months Ended
Dec. 31, 2012
WARRANTS
WARRANTS

19.                               WARRANTS

Series B warrants:

In connection with the issuance of the Series B shares as set out in Note 17, the Company granted Series B warrants purchasing 2,519,980 ordinary shares which were exercisable at any time before June 26, 2008 at exercise price of $0.05 per share.  The Series B warrants were considered equity and were initially booked at $25, which was allocated from the Series B issuance proceeds based on the relative fair value of the Series B shares and Series B warrants.  Such warrants were exercised in June, 2008.

Series D warrants:

In connection with the issuance of the Series D shares, on April 4, 2008, Renren Inc. granted a Series D shareholder warrants to purchase additional 100,717,630 (“2009 Series D warrants”) and 201,435,250 (“2010 Series D warrants”) Series D shares of the Company with exercise price of $0.993 per Series D share.  The 2009 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2009 and ending on April 4, 2010.  The 2010 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on April 4, 2011.  The fair value of the 2009 Series D warrants and 2010 Series D warrants was $705 and $8,460, respectively, at the issuance date.  The warrants were determined as free standing financial instruments required to be measured at fair value since the underlying instruments, i.e.  Series D shares are redeemable instruments and therefore the warrants held by the holder are required to be classified as liability and were initially recognized at the fair value of $9,165.  However, the entire instrument comprises both a right for the warrant holder to exercise and a right for the Company to require the warrant holder to exercise.  Consequently, as at December 31, 2008 the Series D warrants were determined to be assets with fair value of $63,710 as a result of the decline of the Company’s fair value since the issuance date of the warrants.  The change in fair value of $72,875 was recorded as a gain in the consolidated statement of operations for the year ended December 31, 2008.

On July 2, 2009, Renren Inc. and the warrant holder entered into an agreement to amend the 2009 Series D warrants and 2010 Series D warrants issued by Renren Inc. on April 4, 2008.  According to the amended agreement, the originally granted Series D warrants were replaced with the following terms:

(1)                                 Change of the structure of the number of warrants granted

While the total number of warrants granted did not change, the structure of the number of warrants granted were agreed to be changed as follows:

Pre-amendment		After-amendment
Tranches	Number of warrants	Tranches	Number of warrants

2009 Series D Warrants	100,717,630	2009 Series D Warrants	75,538,220
		Tranche 3 Warrants	75,538,220
2010 Series D Warrants	201,435,250	Tranche 4 Warrants	151,076,440
Total	302,152,880		302,152,880

(2)                                 Change of the exercise periods: The 2009 Series D warrants are exercisable in the period beginning on April 4, 2009 and ending on July 2, 2009.  The Tranche 3 Warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on July 1, 2010, and Tranche 4 Warrants are exercisable with exercising period from April 2, 2010 to July 1, 2011.

(3)                                 Change in exercise party: the 2009 Series D warrants and the Tranche 3 Warrants are exercisable by either the warrant holder or the Company.  The Tranche 4 Warrants are only exercisable by the warrant holder.

After the amendment, the warrant holder exercised its 2009 Series D warrants in 2009 to purchase 75,538,220 Series D shares of the Company.  As a result, the cash proceeds of $63,398, after reduction of $17,007, which was the carrying amount of the warrants asset prior to the exercise, was recorded as addition to the Series D shares.

In July 2010, the Series D warrant holder exercised 75,538,220 shares Tranche 3 Series D warrants.  As a result, the cash proceeds of $84,106 plus $14,432, which was the carrying amount of the warrants liability prior to the exercise, was recorded as addition to the Series D shares.

In December 2010, the Series D warrant holder exercised the 151,076,440 Tranche 4 Series D warrants. The fair value of warrants liability prior to the exercise, $81,743 plus the consideration receivable of $198,090 for the exercise of warrants was recorded as addition to the Series D shares under amount due from related parties as of December 31, 2010. Cash proceeds of $198,090 were received in January 2011.

The change in the carrying amounts, which were also the fair value, of the Series D warrants was summarized as follows:

Amounts

Balance as of January 1, 2010	$21,481
Loss on change of fair value of Series D warrants	74,364
Exercise of Tranche 3 Series D warrants	(14,432)
Exercise of Tranche 4 Series D warrants before the exercises	(81,413)
Balance as of December 31, 2010	$—

The fair value of the 2009 Series D Warrants and 2010 Series D Warrants were determined by the Group with the assistance of Marsh, an independent valuation firm, and was determined using the Black-Scholes option pricing model with assumptions as follows:

For 2009 Series D warrants:

	As of	As of	As of
	April 5,	December 31,	December 31,
	2008	2008	2009

Risk-fee rate of return	3.59%	2.47%	1.16%
Expected remaining contractual life of the warrants	2 years	1.26 years	0.5 years
Volatility	49.4%	78.3%	45.7%
Expected dividend yield	—	—	—

For 2010 Series D warrants:

	As of	As of	As of	As of	As of
	April 5,	December 31,	December 31,	July 2,	December 27,
	2008	2008	2009	2010	2010

Risk-fee rate of return	3.67%	3.14%	1.16~1.59%	1.26~1.43%	1.11%
Expected remaining contractual life of the warrants	3 years	2.26 years	0.5~1.5 years	0~1 year	0.5 year
Volatility	48.1%	69.9%	45.7%~65.8%	43.5%	38.0%
Expected dividend yield	—	—	—	—	—

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.                               FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2011 include available-for-sale securities as set out in Note 8 based on level 1 input, which was the quoted market price. There were no financial liabilities measured at fair value on recurring basis as of December 31, 2011 and 2012, respectively.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Available-for-sale:
Corporate bonds	$53,393	$—	$—	$53,393
Total	$53,393	$—	$—	$53,393

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Available-for -sale:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	$63,600	$—	$—	$63,600
Total	$147,045	$—	$—	$147,045

Measured at fair value on a non-recurring basis

The Group measured the equity method investments in Mapbar, JMOOP, SoFi, and Gaoxue and cost method investment in Hylink and held-to-maturity investments in Series 2012-A Senior Secured Refi Loan Notes at fair value on a nonrecurring basis when they are deemed to be other-than temporarily impaired as set out in Note 9. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value.  The fair values of these investments are determined based on best information available, primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured goodwill and other intangible assets at their value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.  The Group has recognized impairment loss related to  intangible assets in 2011, as set out in Note 11.  The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and discount rate.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.         SHARE-BASED COMPENSATION

Stock Options

The Company adopted 2003 Stock Incentive Plan (the “2003 Plan”), 2004 Stock Incentive Option Plan (the “2004 Plan”), 2005 Stock Incentive Plan (the “2005 Plan”), 2006 Equity Incentive Plan (the “2006 Plan”), 2008 Equity Incentive Plan (the “2008 Plan”),  2009 Equity Incentive Plan (the “2009 Plan”) and 2011 Share Incentive Plan (the “2011 Plan”) for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service.

In October 2007, the Company’s Board of Directors approved 27,006,040 shares for option grants under the 2006 Plan.  The majority options will vest over four years where 25% of the options will vest at the end of the first year, 25% will vest yearly in the second year through the fourth years.  The stock options expire 10 years from the date of grant.  All the authorized 27,006,040 options were granted to employees, management and external advisors in 2007.

On January 31, 2008, the Company’s Board of Directors approved 60,312,000 shares for option grants under the 2008 Plan.  The options were granted in two batches with the majority options to be vested over four years.  For Batch I options, 25% will be vested on the first anniversary and the remaining will vest 1/36 monthly from the second year to the fourth year, whereas Batch II options will be vested evenly on monthly basis over the four years period.  The stock options expire in 10 years from the date of grant.  All the authorized 60,312,000 options were granted to employees and management in 2008.

On October 15, 2009, the Company’s Board of Directors approved 39, 064,000 shares for option grants under the 2009 Plan.  The options will vest over three years where 25% of the options will vest on the grant date, 75% will vest evenly each subsequent calendar month through the three years.  The stock options expire in 10 years from the date of grant.  All the authorized 39, 064,000 options were granted to employees and management in 2009.

On various dates from March to October 2010, the Company granted 3,980, 630 stock options to certain employees and advisor at exercise price of $1.80 per share.  The options will vest either (1) 100% immediately upon grant, (2) over two years where 50% of the options will vest at the end of the first year, 1/24 will vest at each of the monthly anniversary for the grant date from the second year or (3) over four years where 25% of the options will vest at the end of the first year, 1/36 of the remaining 75% will vest at each of the monthly anniversary for the grant date from the second year through the fourth years.

In June 2010, the Board of Directors approved the early exercise of 84,395,110 stock options held by seven company executives in exchange for promissory notes with an interest rate of 5.4% per annum.  The early exercise did not change the vesting schedule and other terms of the options granted.

The promissory notes are due and payable at the earlier of 3 years from issuance, termination of employment with the Group, or an initial public offering of the Company or any subsidiaries of its subsidiaries.  The loans are secured by the pledge of the underlying ordinary share issued upon the early exercise.

The promissory notes are considered in-substance nonrecourse loans and consequently in substance the options still remain to be exercised. The shares issued upon the early exercise were not included in the calculation of basic earnings per share. The promissory notes have been fully paid in 2011.

The exercise with promissory notes was considered as a modification to the share-based compensation arrangement but without an incremental compensation cost.

In January 2011, the Board of Directors approved the early exercise of 44,000 stock options held by David Chao. The shares were legally issued but unvested, and the Company recorded par value in ordinary shares and difference between cash received and par value in additional capital.

In January 2011, the Company granted 12,608,500 share options to certain employees and advisors at the exercise price of $1.2 per share, where 25% of the options were vested on December 31, 2011 and 1/36 of the remaining 75%will be vested at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year. The Group has determined the grant day fair value of the options was $7,649, which will be recognized in the consolidated statement of operations in the next four years.

The share options granted to the advisors have been accounted for share-based compensation to non-employees and marketed to market at the end of each period during vesting period. Total non-employees share-based compensation expenses was $ 662 for the year ended December 31, 2011.

In April 2011, the Board of Directors approved the early exercise of 440,000 share options held by a director of the Company at the cash proceeds of $528. The early exercise did not change the vesting schedule and the terms, automatic forfeiture upon employment termination before the original vesting period, of the options granted.

In September 2011, the Company granted 519,000 share options to certain employees with the exercise price of $1.76 per share, where 25% of the options were vested on various defined vesting commencement date per the share option agreements and 1/36 of the remaining 75% will be vested at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year.

In December 2011, the Company granted 1,639,107 share options to certain employees with exercise price of $1.1 per share. For 60,000 share options of the total share options, 25% of the options were vested on November 9, 2012 and 1/36 of the remaining 75% will be vested at the ninth day of each calendar month after November 9, 2012 through the end of the fourth year. For 1,579,107 share options of the total share options, 25% of the options were vested on December 31, 2012 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2012 through the end of the fourth year.

On April 5, 2012, the Company issued 24,636,000 share options under the Company’s 2011 share incentive plan to its executives, non-executives directors and employees with the exercise price of $1.82 per share. For 24,300,000 share options of the total share options, 25% of the options will be vested on April 4, 2013 and 1/36 of the remaining 75% will be vested at the fourth day of each calendar month after April 4, 2013 through the end of the fourth year. For 240,000 share options of the total share options, 25% of the options will be vested on February 28, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after February 28, 2013 through the end of the fourth year. For 90,000 share options of the total share options, 25% of the options will be vested on January 8, 2013 and 1/36 of the remaining 75% will be vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year. For 6,000 share options of the total share options, 25% of the options will be vested on March 18, 2013 and 1/36 of the remaining 75% will be vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year. The Group has determined the fair value of the options was $26,638 on the grant date, which will be recognized as a share-based compensation cost in the consolidated statements of operations in the next four years on a straight line basis.

On April 30, 2012, the Company granted 300,000 share options to a new director appointed by the Board of Directors, the Company’s independent director, with exercise price of $2.03 per share, where 25% of the options will be vested on May 1, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after May 1, 2013 through the end of the fourth year.

In June, 2012, the Company granted 300,000 share options to another new director appointed by the Board of Directors, the Company’s independent director, with exercise price of $1.486 per share, where 25% of the options will be vested on June 14, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after June 14, 2013 through the end of the fourth year.

In December, 2012, the Company granted 3,503,400 share options to certain employees with exercise price of $1.1 per share, where 25% of the options will be vested on December 31, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2013 through the end of the fourth year.

On December 28, 2012, the Company modified the exercise price of the outstanding share options granted from $4.00 per ADS to $3.30 per ADS, which is the closing price of the Company’s ADS on the modification date. The eligible outstanding options for this modification as of December 31, 2012 totaled at 27,480,309. The total incremental cost as a result of the modification is $4,281, of which $949 was recognized as share-based compensation expense in 2012 and remaining balance will be amortized over the expected requisite service period.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes option-pricing model with assistance from independent valuation firms, with the following assumptions used.

Year ended December 31,
	2010	2011	2012

Risk-free interest rate	0.96~3.49%	1.62~3.25%	1.28~1.93%
Expected life (years)	0.36~7.27	5.92~6.09	5.96~6.08
Volatility rate	42.0%~61.0%	54%~55%	53%~64%
Dividend yield	—	—	—

(1)           Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)           Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Sovereign Bonds with a maturity period close to the expected term of the options.

(3)           Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)           Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)           Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)           Fair value of underlying ordinary shares

Before initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  The management estimated the fair value of the ordinary shares on the grant dates with the assistance of independent valuation firms. After initial public offering, the closing market price of the Company’s ordinary shares on the grant date was used.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $11.17, $1.18 and $1.15 of the Company’s ordinary share on December 31, 2010, 2011 and 2012, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were $10,786, $74,233 and $14,848, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	28,879,891	5.47	$0.18	$28,147	21,155,067	$0.17	4.96	$20,654
$0.2~$0.3	1,043,880	3.79	$0.23	962	1,043,871	$0.23	3.79	962
$0.35~$0.38	1,070,002	4.78	$0.36	849	1,069,992	$0.36	4.78	849
$1.1~$1.2	39,509,170	9.04	$1.12	1,231	4,893,075	$1.18	8.14	—
	70,502,943			$31,189	28,162,005			$22,465

		Weighted	Weighted	Weighted
		average	average	average
		exercise	fair value	intrinsic value
	Number of shares	price	at grant date	at grant date

Balance, January 1, 2012	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Cancelled	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

The following table summarizes the activity of the stock options granted:

		Weighted	Weighted	Weighted average
		average	average fair	intrinsic value
	Options	exercise price	value per option	per option
Grant date	granted	per option	at grant date	at the grant dates

Balance, January 1, 2010	135,291,410	$0.18
Granted	3,980,630	$0.18	$0.36	$0.18
Exercised	(11,058,330)	$0.14
Forfeited	(5,306,210)	$0.18
Balance, December 31, 2010	122,907,500	$0.18
Granted	18,113,107	$1.60	$1.60	$—
Exercised	(74,329,066)	$0.18
Forfeited	(4,781,035)	$1.16
Balance, December 31, 2011	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Forfeited	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2011	30,582,219	$0.26
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

For employee stock options, the Group recorded share-based compensation of $2,714, $4,606 and $9,248 during the years ended December 31, 2010, 2011, and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options the Group recorded share-based compensation of $8, $662 and $694 during the years ended December 31, 2010, 2011, and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2012, there was $33,434 unrecognized share-based compensation expense relating to share options.  This amount is expected to be recognized over a weighted-average vesting period of 2.74 years.

Restricted Shares

In May 2011, the Company granted 18,000 restricted Class A ordinary shares to David Chao under 2009 Equity Incentive Plan. The restricted shares will vest in three months from May 12, 2011.

In September 2011, the Company granted 60,000 restricted Class A ordinary shares to an employee under 2009 Equity Incentive Plan. 25% of the total restricted shares will vest on August 31, 2012 and thereafter the remaining 75% will vest at the ending of each calendar month subsequent to September 1, 2012.

In December 2011, the Company granted 3,750,000 restricted Class A ordinary shares to employees under 2009 Equity Incentive Plan.  25% of the restricted shares will vest on the first anniversary of the vesting commencement date as of October 26, 2012 and thereafter the remaining 75% will vest at the 26th day of each calendar month subsequent to October 26, 2012.

A summary of the restricted shares activity is as follows:

		Weighted
	Weighted	average fair value
	number of	per ordinary
	restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2011	3,810,000	$1.11
Granted	—	—
Vested	(1,074,033)	1.11
Forfeited	(169,191)	1.10
Outstanding as of December 31, 2012	2,566,776	$1.11

The Company recorded compensation expenses based on the fair value of restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method.  The fair value of the restricted shares on the grant date was the closing market price of the ordinary shares as of the date.  For restricted share granted in 2011, the fair value at the date of grant was $1.12 per share.  The related compensation expense of $255 and $955 was recorded in 2011 and 2012.

There was total unrecognized compensation expense of $2,684 related to restricted shares granted as of December 31, 2012.  The expense is expected to be recognized over a weighted-average period of 2.83 years according to the graded vesting schedule.

The amount of share-based compensation expense for options and restricted shares attributable to selling and marketing, research and development and general and administrative expenses, and included in those line items in the accompanying consolidated statements of operations are as follows:

	Years ended December 31,
	2010	2011	2012

Gross amount:
Selling and marketing	$121	$448	$562
Research and development	572	1,628	1,580
General and administrative	2,105	3,447	8,755
Total share-based compensation expense	$2,798	$5,523	$10,897

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2010, 2011 and 2012.

SUBSCRIPTION RECEIVABLE	12 Months Ended
Dec. 31, 2012
SUBSCRIPTION RECEIVABLE
SUBSCRIPTION RECEIVABLE

22.                               SUBSCRIPTION RECEIVABLE

In October 2010, the Company issued 7,000,000 ordinary shares to two Company executives at $0.701 per share, respectively.  The two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1) 3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified IPO.  The loans are secured by the pledge of the underlying ordinary share to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected on April 14, 2011.

EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS	12 Months Ended
Dec. 31, 2012
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

23.                               EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

In 2010 and 2011, the Company entered into contracts with a bank with respect to dual currency deposits (“DCDs”), which were denominated in currencies other than the functional currency of the Company and were generally of 7 days to 21 days duration at a fixed interest rate.  The Group made the investment in dual currency deposits for the purpose of enhancing the yields of the Group’s cash balances.  At December 31, 2011 and 2012, there was no DCD contract outstanding, and due to the fluctuation of the foreign exchange rates, the Group recognized a gain of $3,781, $2,013 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Exchange gain of $5,740 for the year ended December 31, 2011 and an exchange loss of $1,769 for the year ended December 31, 2012 were attributable to bank deposit, respectively.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

24.                               RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2011 and 2012 are as follows:

(1)                                 Amounts due from related parties

As of December 31, 2011 and 2012, amounts due from related parties are $573 and $258, respectively, and details are as follows:

	As of December 31,
	2011	2012
Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$19	$20
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”) subsidiary of OPH	78	126
Sinoway International Education Group Limited, (“Sinoway”) equity method investment of OPH	476	—
Softbank Payment Service Corporation (“SBPS”), an affiliate of SB Pan Pacific Corporation	—	112
Total	$573	$258

OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Group during 2011 and 2012.  The Group has provided advertising services to Sinoway, an equity investment of OPH. The amounts are unsecured and non-interest bearing.

SBPS, an affiliate of SB Pan Pacific Corporation, provides third party collection service for Renren Game Japan Inc. during 2012.

(2)                                 Amounts due to related parties:

	As of December 31,
	2011	2012

Hu Lian, subsidiary of OPH	$51	$—
Mapbar, equity investee of the Company	—	77
Total	$51	$77

Hu Lian has provided internet services to the Group. The amounts are unsecured and non-interest bearing. Mapbar has provided location based services to the Group. The amounts are unsecured and non-interest bearing.

(3)                                 Transactions with related parties for amount due from related parties

	Years ended December 31,
	2010	2011	2012

Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$—	$—	$1,116
Advertising service provided to Sinoway, equity method investment of OPH	—	689	—
Back office service provided to Hu Lian, subsidiary of OPH	—	341	270
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH		47	—
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	44	1
Total	$—	$1,121	$1,387

(4)                                 Transactions with related parties for amount due to related parties

	Years ended December 31,
	2010	2011	2012

Location-based service provided by Mapbar Technology Limited	$—	$76	$304
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	51	—
Total	$—	$127	$304

(5)                                 In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi.  OPH is a shareholder of SoFi and the Company’s chairman and chief executive officer, Joseph Chen, is a director of SoFi.  In September 2012, the Company invested $49,000 in newly issued Series B preferred shares of SoFi, concurrently with a group of other investors.  These transactions were approved by the independent, disinterested members of the Company’s board and the audit committee of the board. See Note 9 for detail.

(6)                                 In December 2012, the Group advanced $1,598 and $16 to Jing Yang, the spouse of the CEO Joseph Chen, and James Jian Liu, the COO of the Company, for the set-up and funding in capital for a new VIE where these two individuals will act as the nominee shareholders.  As of December 31, 2012, the application for the new VIE set-up remained in progress; the advances were disclosed as a reduction of equity.  Subsequently in February 2013, the VIE was established and the advances were injected to the new VIE as capital contribution.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

25.                               SEGMENT INFORMATION

The Group’s chief operating decision maker continued to be identified as the Chief Executive Officer, who is responsible for decisions about allocating resources and assessing performance of the Group.

During 2012, the Company has incurred the following changes in its operations including:

·                                          the operations of 56.com has been fully integrated into that of Renren, mainly under online advertising and online gaming and other IVAS (such as Woxiu business), and there was no longer a need for discrete financials of 56.com to be reviewed by the Company’s Chief Operating Decision Maker (the ‘‘CODM’’) in 2012 and going forward;

·                                          the group-buy business of Nuomi which originally was under IVAS in 2011 has grown to be more significant in 2012.  Its discrete financials has been available in 2011 though it was not reviewed by the CODM due to the immateriality of the business in terms of revenue and expenses;

The Group reevaluated its segments and concluded that it has two operating and reportable segments in 2012, namely Renren and Nuomi. The segment information for year 2011 was retrospectively revised to reflect such changes as follows:

	Years ended December 31, 2011
	Renren	Nuomi	Total

Net revenues	$111,510	$6,457	$117,967
Cost of revenues	(25,611)	(622)	(26,233)
Operating expenses	(91,761)	(30,165)	(121,926)
Operating loss	(5,862)	(24,330)	(30,192)
Net income (loss)	$65,328	$(24,324)	$41,004
Total Assets	$1,259,171	$18,837	$1,278,008

	Years ended December 31, 2012
	Renren	Nuomi	Total

Net revenues	$159,635	$16,451	$176,086
Cost of revenues	(65,090)	(1,529)	(66,619)
Operating expenses	(158,948)	(42,242)	(201,190)
Operating loss	(64,403)	(27,320)	(91,723)
Net loss	$(47,758)	$(27,295)	$(75,053)
Total Assets	$1,177,942	$23,871	$1,201,813

Substantially all of the Company’s revenue for the years ended December 31, 2010, 2011 and 2012 was generated from the PRC.

As of December 31, 2011 and 2012, respectively, substantially all of long-lived assets of the Group are located in the PRC.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

26.                               EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	Years ended December 31,
	2010	2011	2012

Net income (loss):
Income (loss) from continuing operations	$(61,195)	$41,004	$(75,053)
Income (loss) on discontinued operations, net of income taxes	(2,960)	—	—
Net income (loss)	(64,155)	41,004	(75,053)
Add: net loss attributable to noncontrolling interest	—	252	27
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(64,155)	41,256	(75,026)

Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of Series A preferred share (ii)	(6,800)	—	—
Net income attributable to Series A preferred share holder for computing basic net income per ordinary share	(6,800)	—	—

Excess of repurchase consideration paid over carrying value of Series B preferred share (ii):	(5,424)	—	—
Net income attributable to Series B preferred share holder for computing basic net income per ordinary share	(5,424)	—	—
Net income (loss) allocated for computing net income (loss) per ordinary shares
- continuing operations	(73,419)	41,004	(75,053)
- discontinued operations	(2,960)	—	—
Net loss attributable to the noncontrolling interest, net of income taxes	—	252	27
Net loss attributable to Renren Inc. shareholders	$(76,379)	$41,256	$(75,026)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	244,613,530	850,670,583	1,151,659,545
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	—	50,669,798	—
Weighted average ordinary shares outstanding used in computing diluted earnings per share	—	50,669,798	—
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	244,613,530	901,340,381	1,151,659,545

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Loss on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.31)	$0.05	$(0.07)

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Income (loss) on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.31)	$0.05	$(0.07)

Notes:

(i)                                     The Group has determined that its convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares.  Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings.

(ii)                                  The Company repurchased certain Series A, B and C preferred shares in year 2009 and 2010, respectively.  The excesses of the cash consideration paid by the Company to redeem such preferred shares over the carrying amount of the preferred shares as of the redemption dates were subtracted from the net income (loss) to arrive at the net income (loss) allocated for computing net income (loss) for ordinary shares for continuing operations.

(iii)                               The Series A shares, Series B shares, Series C shares, Series D shares and Series D warrants outstanding during 2010 could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2010 because their effect would be anti-dilutive.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS

27.                               COMMITMENTS

(a)                                 Operating lease as lessee

The Group leases its facilities and offices under non-cancelable operating lease agreements.  In addition, the Group pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases.  These leases expire through 2017 and are renewable upon negotiation.  Rental expenses under operating leases for 2010, 2011 and 2012 were, $13,527, $17, 374, and $35,710, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2012 are as follows:

2013	$29,389
2014	10,144
2015	8,296
2016	760
2017 and thereafter	—
Total	$48,589

(b)                                 Capital commitments

As of December 31, 2012, capital commitments for purchase of office property and equipments were $17,370 which will be due in 2013.

CONTINGENCY	12 Months Ended
Dec. 31, 2012
CONTINGENCY
CONTINGENCY

28.                               CONTINGENCY

(i)                                     As of December 31, 2009, one of the subsidiaries of the Group was involved in a pending lawsuit as the defendant.  The plaintiff filed a claim of $1,465 against the subsidiary of the Group that has arisen in the normal course of business.  Based on the advice of counsel and the Group’s assessment, a liability of $732 was accrued in other payables for potential liability upon settlement of this lawsuit which represented the 50% of the claimed amount by the plaintiff and reflected the reasonable estimate of the management on the probable unfavorable outcome of the litigation considering all available information at that time.

In October 2010, the local court in Beijing rendered a judgment, which requested the Group to pay damages in an amount equivalent to approximately $60 to the plaintiff. The plaintiff appealed the court’s ruling and based on available information, the management reversed $581 of the accrual and retained $151 accrual as of December 31, 2010. On April 11, 2011, the Beijing Higher People’s Court announced its final judgment, which rejected the appeal by Kaixin001.com, and sustained the original judgment by the local court in Beijing. As a result, the Group paid damages in an amount equivalent to approximately $60 to the plaintiff and reversed accruals accordingly.

(ii)                                  As the social commerce business in China remains at an early stage of development, currently there are no PRC laws or regulations specifically governing the social commerce business in China. In particular, currently there is no PRC law or regulation specifically addressing the business tax obligations associated to social commerce services. The Group believes it is appropriate and reports revenue for business tax purposes to the relevant government authority in the same manner as the revenues are recognized from an accounting perspective, i.e. on a net basis as set out in Note 2. However, if the relevant government authority were to determine that business tax should be paid on the gross amount of sales relating to the social commerce services, this would result in an increase of approximately $6,957 and $10,196 of additional liability for business tax and a consequent reduction in net income for the year 2011 and 2012, respectively. In addition, the PRC tax authorities may impose late payment fees and other penalties on the Group for any unpaid business taxes. However, the Group does not believe that the payment of such additional liabilities is probable.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

29.                               EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees’ salaries.  The total provisions for such employee benefits were $6,078, $10,676 and $21,724 for the years ended December 31, 2010, 2011 and 2012, respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

30.                               STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIEs located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriation to the enterprise expansion reserves by the Group’s PRC (mainland) subsidiaries were $nil, $912 and $3,205 for the years ended December 31, 2010, 2011 and 2012.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

31.                               RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $84,036 and $154,353, of which $19,695 and $27,097 was attributed to the paid in capital and statutory reserves of the VIEs and $64,341  and $127,256 was attributed to the paid in capital and statutory reserves of the WFOEs, as of December 31, 2011 and 2012, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions. As of December 31, 2011 and December 31, 2012, the aggregate amounts of net assets of the relevant subsidiaries and VIEs in the Group free of restriction from distribution was $30,546 and $94,862.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.                               SUBSEQUENT EVENTS

On December 21, 2012, the board of directors of the Company approved a share repurchase plan to authorize the Company to repurchase its ADS from the open market. The Company subsequently repurchased  a total 2,703,921 ADS with a total cash consideration of $7,745 up to April 23, 2013. In addition, the Company also prepaid $3,642 to Morgan Stanley to repurchase 1,269,840 ADSs, which equal to total consideration for repurchase of ordinary shares at the exercise price less premium for the call options up to April 2013.

On February 1, 2013, the Company made an additional investment in JMOOP with a total cash consideration of $20,000.

In February 2013, the Company sold 1,257,264 ADS it held in a listed company for total net proceeds of $22,378.

In March 2013, the Company granted 168,000 restricted shares to its employees and granted 9,867,000 share options to its executive officers and employees with the exercise price of $0.983 per share, where 25% of the options and restricted shares will be vested on March 22, 2014 and 1/36 of the remaining 75% will be vested at each calendar month subsequent to the first anniversary of the vesting commencement date through the end of the fourth year. The Group is in the process of determining the fair value of the options on the grant date.

On April 1, 2013, Link224 Inc. granted 11,630,000 share options under its 2013 share incentive plan to its executive officers, non-executive directors and employees with the exercise price of $0.01 per share, where 25% of the options will be vested on December 31, 2013 and 1/36 of the remaining 75% will be vested on the last day of each calendar month subsequent to January 1, 2014. The Group is in the process of determining the fair value of the options on the grant date.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, share-based compensation, income taxes, impairment of goodwill and indefinite-lived intangible assets, and purchase price allocation relating to business combination and impairment of long-term and short-term investments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits which are highly liquid with a maturity of three months or less.
Restricted cash

Restricted cash

Restricted cash consists of bank deposits required by a service organization, which are restricted for a period of over one year. The balance was recorded in other non-current assets. See Note 12.

Term deposits

Term deposits

Term deposits are classified as held-to-maturity investments and carried at amortized cost. The term deposits mature within one year and are subject to penalty for early redemption before their maturity.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

·                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of available-for-sale securities and fair value of acquired assets are discussed in Note 20.

Investments

Investments

(1)                                 Short-term investments

The Group’s short-term investments comprise marketable securities which are classified as available-for-sale.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in equity.  Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. The Company’s held-to-maturity investments with contractual maturity dates less than one year are classified as short-term investments on the consolidated balance sheets and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. The Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in the consolidated statements of comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Group does not guarantee the investee’s obligations nor it is committed to provide additional funding.

When the Group’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group’s consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Held-to-Maturityinvestment

Held-to-maturity investment includes debt securities that the Company purchased from Sofi Lending Corp., which will mature on July 3, 2032 and has a fixed annual interest rate of 4%.  The Company has the positive intent and ability to hold the securities to maturity.  The Company’s held-to-maturity investment is classified as long-term investments on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Accounts and notes receivables and allowance for doubtful accounts

Accounts and notes receivables and allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business.  Notes receivable are bank accepted drafts related to trade receivables of advertising revenue with a maturity less than six months. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.  No allowance is recorded for notes receivable as such balance is secured by the acceptance of the bank.

Equipment, net

Equipment, net

Equipment, net is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets, net

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets with definite lives are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years

Intangible assets with indefinite lives

Intangible assetswith indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  The Company recorded $739, $2,219, and $nil impairment charges of intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.  The fair value of each reporting unit is estimated using a discounted cash flow methodology.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.  The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions.  Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group used the fair value its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Treasury shares

Treasury shares

Treasury shares represent the company’s shares that have been issued and repurchased by the company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends. Treasury shares are recorded at cost.

Revenue recognition

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Advertising revenues

The Group provides advertisement placement services in its SNS platforms and online games.  The Group primarily enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Group also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Group principally enters into advertising placement contracts with advertisers’ advertising agents and the Group offers volume rebates to certain advertisers’ advertising agents.  The Group recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Group.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Online game revenues

The Group generates revenues from the provision of online game, primarily web-based online game, services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using the virtual currency.  The end users can purchase the virtual currency by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The Group uses on-line payment services operated by independent service providers and pays a fee to such services. Net proceeds received from these services providers after deduction of services fees are recorded as deferred revenue. The Group sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Group does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

The end users are required to use the access codes and passwords, either obtained from the PP-card or through direct online payment, to exchange the face value of these cards or through of direct online payment to virtual currency and deposit into their personal accounts.  End users consume the virtual currency by purchasing in-game merchandise or premium features online.  For the consumptive in-game merchandise or premium features, we recognize the revenues as the in-game merchandise or premium features are first used by the end users. For the permanent merchandise or premium features, we recognize the revenues according to the character of the in-game merchandise or premium features: if the lives of permanent merchandise or premium features can be estimated, revenue is recognized over the estimated lives of permanent merchandise or premium features; if the lives of permanent merchandise or premium features can not be estimated, revenue is recognized over the average period that players typically play the games. When different assumptions were used in deriving the estimated lives of in-game merchandise or premium features and the typical average play period of our games, the timing in which we record our revenues would be impacted.  The Group calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Any deferred revenue remaining at the time the term of the inactive PP-cards is expired, which is normally 2 years from the purchase, is recognized as revenues at that time.  The amount associated with the unused virtual currency, which are without contractual expiration term, are carried as deferred revenues indefinitely as the Group was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Group.

The Group also entered into revenue sharing agreements with various third-party game developers.  Under these agreements, the Group provides links of the online games on the Group’s website while the third-party developers operate, including providing game software, hardware, technical support and customer services, the games.  All of the web games developed by third-party game developers can be accessed and played by game players on the Group’s platforms without downloading separate software.  The Group views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games.  The Group primarily collects payments from game players in connection with the sale of in-game currencies and remits the agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances.  Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency.  Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued.  Typically, a game will only be discontinued when the monthly revenue generated by a game becomes insignificant.  To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Online talent show revenue(“Woxiu”)

“Woxiu,” which translates into “a show of your own” in Chinese, is a virtual stage the Group offers at the platform of 56.com where grassroots musicians and performers can live-stream their performances and share with viewers. Fans of the performing user can chat along with the performer and other live audience and purchase consumable virtual items to show support to the performers.

All “Woxiu” live video shows are available free of charge and fans can purchase virtual items or features on the platform with virtual currencies called “56 beans” to support their favorite performers. The number of 56 beans consumed is kept track of by our operation system and will be deducted from users’ accounts automatically when the 56 beans are deemed as consumed.  Revenue is recognized monthly based on the number of 56 beans consumed. We pay the performers up to 35% of the amount of 56 beans consumed, or 40% if they enter into an exclusive service contract with us. We recognize the total revenue on a gross basis, and the commission paid to the performers is recorded as cost of revenues.

Renren open platform program

The Group’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Group is normally entitled to certain percentage of the payments received pursuant to the agreements entered with the third-party providers.  The Group recognizes this revenue on a net basis when cash is received from the end customer and remits to remaining payments to the third party provider.

Social commerce services

In June 2010, the Group began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Group recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Group pays to the third-party merchants.  The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Group; (iii) the Group have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) The electronic coupons have been consumed by the participating users.  The payments received for unused coupons are initially recognized as other accounts payables and part of such balance is recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Group holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

Business taxes

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.36% for wireless value added services (“WVAS”) revenue, 5.6% for games revenue and 8.6% for advertising revenue before a pilot value-added tax (“VAT”) reform program was officially launched on January 1, 2012 (“Pilot Program”) by the Chinese State Council. Businesses in the Pilot Program would pay VAT instead of business tax.  The Group reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2010, 2011 and 2012 were $7,251, $9,468 and $5,685, respectively.

Value added taxes

Value added taxes

On January 1, 2012, the Chinese State Council officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and would be expanded to eight trial regions and nationwide if conditions permit.  In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 6.72% to 6.78% on revenue generated from providing services which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $7,143 and $1,837 for VIEs and VIE subsidiaries located in Shanghai and other regions for the year ended December 31, 2012, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other payables on the face of consolidated balance sheet.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, accounts and notes receivable, accounts payable, short-term investments, long-term investments, amounts due from related parties, amounts due to related parties.

The available-for-sale short-term investments are carried at fair value.

The carrying values of remaining financial instruments except for long term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments including cost and equity method investments and held-to-maturity investments are not carried at fair value because the fair value of those investments cannot be practicably made without incurring excessive costs.

Research and development expenses

Research and development expenses

Research and development expenses are incurred to develop new services and features for its SNS websites, as well as to develop new online games and further improve its technology infrastructure.  The Group has expensed all research and development costs when incurred.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is United States dollar (“US dollar”).  The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies,  Renminbi (“RMB”), Japanese Yen (“JPY”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, TWD, KRW and JPY, translate their operating results and financial positions into US dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain (loss) on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Noncontrolling interest

Noncontrolling interest

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements. For noncontrolling interests related to the Group’s VIEs, because the Group is able to receive substantially all economic benefits and absorb the losses of such VIEs, no profit or loss is allocated to the noncontrolling interest of the VIEs. Accordingly, no amounts related to the VIEs were recognized for the years ended December 31, 2010, 2011 and 2012.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan.  Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary share, preference to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Group had convertible preferred shares, convertible redeemable preferred shares, stock options and warrants, which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares and convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

Warrants

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is potentially redeemable by the Group are classified as a financial instrument in the balance sheet.  The financial instrument will be a liability or an asset since, in the case of certain warrants issued by the Group, the Group can pursuant to the terms of the warrant require the holder to exercise the warrant.  They are initially measured at fair value at the date of issuance and subsequently re-measured at fair valued at the reporting date with changes in fair value recognized in earnings.

Accounting pronouncements newly adopted

Accounting pronouncements newly adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities.  Early application by public entities is not permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.  The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment.  The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset.  If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset.  The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment.  In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods.  The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Concentration risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Group places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2010, 2011 and 2012.

Clients accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%

Client A	1,619	10.9	N/A	N/A
Client B	N/A	N/A	2,184	12.1

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $218,968 and $30,166 at December 31, 2011 and 2012, respectively, which were denominated in RMB.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2012, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Wholly owned subsidiaries of the Company:
CIAC/ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Nuomi Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. (“JiehunChina”)	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited (“Renren Giant Way”)	May 17, 2012	Hong Kong	100%	Investment holding
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	Hong Kong	85.43%	Investment holding
Nuomi (HK) Technology Development Co., Limited (“Nuomi Hong Kong”)	January 19, 2012	Hong Kong	100%	Investment holding
Xin Games Limited (“Xin Games”)	March 8, 2012	Hong Kong	100%	Investment holding
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Internet business
Renren Game Korea Co., Ltd.	September 30, 2011	Korea	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Taiwan Nuomi Wang Technology Development Co., Ltd.	September 6. 2010	Taiwan	100%	Internet business
Renren Game USA Inc.	March 8, 2012	USA	100%	Internet business
Jupiter Way Limited (“Jupiter Way”)	July 16, 2012	Hong Kong	100%	Inactive
Renren Games Network Technology Development (Shanghai) Co., Ltd. (“Renren Network”)	November 30, 2012	PRC	100%	Investment holding
Beijing Nuomi Wang Information Technology Co., Ltd.	April 20, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. (“Jiexi”)	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd.	October 10, 2012	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Internet Technology Co., Ltd. (“Qianjun Technology”)	October 7, 2010	PRC	N/A	Internet information service
Shanghai Renren Games Technology Development Co., Ltd. (“Renren Games”)	November 15, 2012	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”)	April 17, 2006	PRC	N/A	Internet business
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Qingting Changyou Technology Development Co., Ltd. (“Qingting”)	April 27, 2011	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Internet business

VIEs and its subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2011	2012
Total current assets	$63,417	$24,523
Total non-current assets	$38,764	$83,079
Total assets	$102,181	$107,602

Total current liabilities	$52,709	$84,865
Total non-current liabilities	$5,517	$30
Total liabilities	$58,226	$84,895

	Years ended December 31,
	2010	2011	2012
Net revenue	$76,535	$117,339	$174,608
Income (loss) from operations	$38,435	$12,403	$(64,591)
Income (loss) from continuing operations	$40,758	$14,716	$(64,940)
Net loss-Discontinued operations	$(777)	$—	$—
Net (loss) income	$39,981	$14,716	$(64,940)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$30,160	$(3,804)	$21,101
Net cash used in investing activities	$(6,095)	$(18,572)	$(21,411)
Net cash provided by (used in) financing activities	$(1,899)	$(753)	$1,050

Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2011	2012
Total current assets	$1,053,553	$1,026,221
Total non-current assets	$122,274	$67,990
Total assets	$1,175,827	$1,094,211

Total current liabilities	$7,778	$5,255
Total non-current liabilities	$1,459	$6,533
Total liabilities	$9,237	$11,788

	Years ended December 31,
	2010	2011	2012
Net revenue	$—	$628	$1,478
Income (loss) from operation	$(30,754)	$(42,595)	$(27,132)
Income (loss) from continuing operations	$(101,953)	$26,288	$(10,113)
Net loss-Discontinued operations	$(2,183)	$—	$—
Net (loss) income	$(104,136)	$26,288	$(10,113)

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	$(12,872)	$604	$(32,188)
Net cash (used in) provided by investing activities	$1,830	$(782,327)	$8,669
Net cash (used in) provided by financing activities	$34,620	$951,545	$(54,942)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of equipment
Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Schedule of estimated useful lives of definite-lived intangible assets

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years

SIGNIFICANT RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT RISKS AND UNCERTAINTIES
Schedule of accounts receivable that represent 10% or more
	As of December 31,
	2011		2012
	Amount	%	Amount	%

Client A	1,619	10.9	N/A	N/A
Client B	N/A	N/A	2,184	12.1

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Summary of operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business which have been segregated from continuing operations in the Group's consolidated statements of operations

Year ended
December 31,
2010

Net revenues from discontinued operations	$5,630

Loss from operations of discontinued operations, before income taxes	$(4,320)

Income tax benefit	19

Loss from operations of discontinued operations, net of income taxes	$(4,301)

Gain on disposal of discontinued operations	$1,767
Tax on gain on disposal of discontinued operations	(426)

Gain on disposal of discontinued operations, net of income taxes	$1,341

Schedule of financial positions of disposal groups as of the date of disposal
As of
December 30,
2010

Current assets	$6,557
Non-current assets	$11,903
Current liabilities	$(52,483)
Non-current liabilities	$(2,966)

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
Schedule of allocation of total purchase price to the assets acquired and liabilities assumed

		Amortization
		periods

Goodwill	$54,161
Net working capital acquired	4,197
Net fixed assets	671
Intangible assets
Domain name, trademarks and online licenses	23,817	Indefinite
Technology	854	6 years
Registered user list	443	3 years
Non-compete agreement	187	4 years
User generated content	1,313	6 years
Video content copyright	348	2 years
Customer relationship	316	4 years
Webgame cooperation agreement	237	2 years
Relationship with broadcasters	443	6 years
Other long-term deferred expense	3
Deferred tax liability	(6,990)

Total	$80,000

Schedule of unaudited pro forma information
	Years ended December 31
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	$82,579	$127,514
Pro forma net income (loss)	$(67,379)	$39,108

ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE
Schedule of accounts and notes receivable

	As of December 31,
	2011	2012

Accounts receivable	$15,135	$18,629
Notes receivable	—	329

Accounts and notes receivable, gross	15,135	18,958
Allowance of doubtful accounts	(224)	(556)

Accounts and notes receivable, net	$14,911	$18,402

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2010	2011	2012

Balance at beginning of year	$253	$233	$224
Charge to expenses	446	831	1,357
Transferring out as a result of disposal of discontinued operations	(176)	—	—
Reversal	—	(429)	(1,032)
Write off	(304)	(428)	—
Exchange difference	14	17	7

Balance at end of year	$233	$224	$556

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012

Deposits of share repurchase	$21,455	$—
Advances to suppliers	14,042	10,160
Receivables related to online gaming and social commerce business	7,100	8,628
Interest income receivable	6,290	2,708
Prepaid expenses	5,402	3,216
Other current assets	3,479	2,923
Rental deposits	1,621	1,956

Total	$59,389	$29,591

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31, 2011			As of December 31, 2012
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	loss	amount	Cost	gains	amount

Available-for-sale:
Equity securities	$—	$—	$—	$54,557	$28,888	$83,445
Corporate bonds	54,272	(879)	53,393	62,276	1,324	63,600

Total	$54,272	$(879)	$53,393	$116,833	$30,212	$147,045

Schedule of additional information on the realized gains and losses

	Year ended December 31, 2010			Year ended December 31, 2011			Year ended December 31, 2012
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$1,590	$1,590	$—	$72,390	$21,506	$50,884	$7,394	$6,229	$1,165
Corporate bonds	—	—	—	14,101	14,074	27	73,742	71,887	1,855

Total	$1,590	$1,590	$—	$86,491	$35,580	$50,911	$81,136	$78,116	$3,020

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2011	2012

Equity method investments:
Mapbar Technology Limited (“Mapbar”)	$26,372	$23,782
Japan Macro Opportunities Offshore Partners, LP (“JMOOP”)	21,547	17,987
Social Finance, Inc. (“SoFi”)	—	47,776
Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”)	—	6,058
Total equity method investments	47,919	95,603

Cost method investments:
Hylink Advertising Co., Ltd. (“Hylink”)	2,381	2,408
Beijing Yinuoxingke Technology Ltd. (“Yinuo”)	—	—
Total cost method investments	2,381	2,408

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes	—	9,586
Total held-to-maturity	—	9,586
Total long-term investments	$50,300	$107,597

Schedule of financial information relating to equity method of Investment

	As of December 31,
	2011	2012

Total current assets	$134,746	$106,835
Total assets	$135,122	$188,518
Total current liabilities	$2,727	$2,976
Total liabilities	$14,735	$16,918

	For the years ended December 31,
	2010	2011	2012

Net revenues	$—	$5,310	$5,219
Gross profits	$—	$3,701	$3,355
Net loss	$—	$39,581	$59,417

EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
EQUIPMENT, NET
Schedule of equipment, net

	As of December 31,
	2011	2012

Computer equipment and application software	$41,329	$61,149
Furniture and vehicles	779	1,159
Leasehold improvements	2,360	4,805
	44,468	67,113
Less: Accumulated depreciation and amortization	(22,167)	(34,758)
	$22,301	$32,355

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name, trademarks and online licenses(i)	$23,901	$24,174
Intangible assets subject to amortization:
Operating platforms and technology	1,214	1,228
Game license, webgame cooperation agreement and content copyright	2,679	3,706
User generated content	1,317	1,368
Customer and broadcasters relationship	762	770
Login users and registered user list	612	618
Non-compete agreement	187	189
	$30,672	$32,053
Less: Accumulated amortization
Operating platforms and technology	$(289)	$(542)
Game license, webgame cooperation agreement and content copyright	(1,982)	(3,048)
User generated content	(89)	(603)
Customer and broadcasters relationship	(57)	(383)
Login users and registered user list	(153)	(550)
Non-compete agreement	(16)	(107)
	$(2,586)	$(5,233)
Intangible asset, net	$28,086	$26,820

(i)                                     In December 2011, the Company decided to stop using two domain names after consolidating all the online games to Renren.com operating platform of the Company. As a result, the Company recorded $2,219 impairment loss for the write-off of the intangible assets related to the two domain names.

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2011	2012

Prepayment for purchase of office buildings	$—	$16,148
Employee housing loan	651	4,903
Rental deposit	550	1,169
Restricted cash, non-current	—	313
Long-term deferred expense	152	101
Total	$1,353	$22,634

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL.
Schedule of changes in carrying amounts of goodwill

	Year ended December 31, 2011
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole Inc. (Note 5)	54,161	—	54,161
Exchange difference	193	224	417
Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)
Ending balance	—	(625)	(625)
Goodwill, net	$54,354	$4,644	$58,998

	Year ended December 31, 2012
	Renren
	platform	Total

Gross amount:
Beginning balance	$59,623	$59,623
Exchange difference	675	675
Ending balance	60,298	60,298

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$59,673

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2011	2012

Employee payroll and welfare payables	$9,306	$13,608
Other tax payable	7,084	7,663
Accrued professional, marketing and leasing fees	6,299	8,321
Other payables	5,455	9,430
Liability for advance payment of unvested options	2,917	1,465
Accrued advertising sales rebate	47	1,121
Total	$31,108	$41,608

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefits)
	Years ended December 31,
	2010	2011	2012

Current income tax expense	$—	$1,495	$7
Deferred income tax (benefit) expense	(1,332)	(827)	913
Total Income tax (benefits) expenses	$(1,332)	$668	$920

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2011	2012

Current deferred tax assets
Provision for doubtful accounts	$62	$836
Accrued payroll and welfare	1,423	1,980
Excessive advertising fees	4,429	1
Intangible assets amortization	22	25
Less valuation allowance	(4,555)	(2,842)
Current deferred tax assets, net	$1,381	$—

Non-current deferred tax assets
Accrued Liabilities-non-current	$—	$88
Excessive advertising fee-non-current	—	2,296
Net operating loss carry forwards	9,861	24,309
Less valuation allowance	(9,861)	(26,693)
Non-current deferred tax assets, net	$—	$—

Non-current deferred tax liabilities
Intangible assets	$(6,976)	$(6,564)
Non-current deferred tax liabilities, net	$(6,976)	$(6,564)

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2010	2011	2012

Income (loss) before provision of income tax	$(62,527)	$40,352	$(66,662)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(15,632)	10,088	(16,666)
Taxable deemed interest income from inter-company interest-free loans	735	179	1,907
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,888	(983)	7,289
Effect of income tax exemption of the Company in the Cayman Islands	26,234	(15,791)	3,117
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(11,300)	(4,172)	(9,846)
Changes in valuation allowance	(4,257)	11,347	15,119
Income tax (benefits) expenses	$(1,332)	$668	$920

Schedule of income taxes provision and net income (loss) per share, if the tax exemption granted to the Group's subsidiaries, VIEs and VIEs' subsidiaries, since 2009 had not been available

	Years ended December 31,
	2010	2011	2012

Provision for income taxes expenses	$9,968	$4,840	$10,766
Net income (loss) per ordinary share
- basic	$(0.04)	$0.05	$(0.07)
- diluted	$(0.04)	$0.04	$(0.07)

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of the carrying amounts of Series C and Series D shares

The following is the roll forward of the carrying amounts of Series C and Series D shares for the two years ended December 31, 2010 and 2011:

Carrying
amount

Series C Shares:
Balance as of January 1, 2011	$28,520
Conversion to ordinary shares as set out in Note 19	(28,520)
Balance as of December 31, 2011	—

Carrying
amount

Series D shares:
Balance as of January 1, 2010	$193,398
Exercise of Tranche 3 Series D warrants (Note 19)	98,538
Exercise of Tranche 4 Series D warrants (Note 19)	279,503
Balance as of December 31, 2010	571,439
Conversion to ordinary shares as set out in Note 19	(571,439)
Balance as of December 31, 2011	—

WARRANTS (Tables) (Series D warrants)	12 Months Ended
Dec. 31, 2012
Series D warrants
Series D warrants
Schedule of change of the structure of the number of warrants granted

Pre-amendment		After-amendment
Tranches	Number of warrants	Tranches	Number of warrants

2009 Series D Warrants	100,717,630	2009 Series D Warrants	75,538,220
		Tranche 3 Warrants	75,538,220
2010 Series D Warrants	201,435,250	Tranche 4 Warrants	151,076,440
Total	302,152,880		302,152,880

Summary of change in the carrying amounts, which were also the fair value, of the Series D warrants

Amounts

Balance as of January 1, 2010	$21,481
Loss on change of fair value of Series D warrants	74,364
Exercise of Tranche 3 Series D warrants	(14,432)
Exercise of Tranche 4 Series D warrants before the exercises	(81,413)
Balance as of December 31, 2010	$—

Schedule of fair value of the 2009 Series D Warrants and 2010 Series D Warrants as determined by the Group with the assistance of Marsh, an independent valuation firm, and determined using the Black-Scholes option pricing model with assumptions

	As of	As of	As of
	April 5,	December 31,	December 31,
	2008	2008	2009

Risk-fee rate of return	3.59%	2.47%	1.16%
Expected remaining contractual life of the warrants	2 years	1.26 years	0.5 years
Volatility	49.4%	78.3%	45.7%
Expected dividend yield	—	—	—

For 2010 Series D warrants:

	As of	As of	As of	As of	As of
	April 5,	December 31,	December 31,	July 2,	December 27,
	2008	2008	2009	2010	2010

Risk-fee rate of return	3.67%	3.14%	1.16~1.59%	1.26~1.43%	1.11%
Expected remaining contractual life of the warrants	3 years	2.26 years	0.5~1.5 years	0~1 year	0.5 year
Volatility	48.1%	69.9%	45.7%~65.8%	43.5%	38.0%
Expected dividend yield	—	—	—	—	—

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of the Group's financial assets and liabilities measured and recorded at fair value on recurring basis

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Available-for-sale:
Corporate bonds	$53,393	$—	$—	$53,393
Total	$53,393	$—	$—	$53,393

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Available-for -sale:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	$63,600	$—	$—	$63,600
Total	$147,045	$—	$—	$147,045

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of fair value of the options granted, estimated on the date of grant using the Black-Scholes option-pricing model with assistance from Marsh, an independent valuation firm, with assumptions used

Year ended December 31,
	2010	2011	2012

Risk-free interest rate	0.96~3.49%	1.62~3.25%	1.28~1.93%
Expected life (years)	0.36~7.27	5.92~6.09	5.96~6.08
Volatility rate	42.0%~61.0%	54%~55%	53%~64%
Dividend yield	—	—	—

Summary of information with respect to share options outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	28,879,891	5.47	$0.18	$28,147	21,155,067	$0.17	4.96	$20,654
$0.2~$0.3	1,043,880	3.79	$0.23	962	1,043,871	$0.23	3.79	962
$0.35~$0.38	1,070,002	4.78	$0.36	849	1,069,992	$0.36	4.78	849
$1.1~$1.2	39,509,170	9.04	$1.12	1,231	4,893,075	$1.18	8.14	—
	70,502,943			$31,189	28,162,005			$22,465

		Weighted	Weighted	Weighted
		average	average	average
		exercise	fair value	intrinsic value
	Number of shares	price	at grant date	at grant date

Balance, January 1, 2012	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Cancelled	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

Summary of the activity of the stock options granted

		Weighted	Weighted	Weighted average
		average	average fair	intrinsic value
	Options	exercise price	value per option	per option
Grant date	granted	per option	at grant date	at the grant dates

Balance, January 1, 2010	135,291,410	$0.18
Granted	3,980,630	$0.18	$0.36	$0.18
Exercised	(11,058,330)	$0.14
Forfeited	(5,306,210)	$0.18
Balance, December 31, 2010	122,907,500	$0.18
Granted	18,113,107	$1.60	$1.60	$—
Exercised	(74,329,066)	$0.18
Forfeited	(4,781,035)	$1.16
Balance, December 31, 2011	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Forfeited	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2011	30,582,219	$0.26
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

Summary of the restricted shares activity

		Weighted
	Weighted	average fair value
	number of	per ordinary
	restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2011	3,810,000	$1.11
Granted	—	—
Vested	(1,074,033)	1.11
Forfeited	(169,191)	1.10
Outstanding as of December 31, 2012	2,566,776	$1.11

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses

	Years ended December 31,
	2010	2011	2012

Gross amount:
Selling and marketing	$121	$448	$562
Research and development	572	1,628	1,580
General and administrative	2,105	3,447	8,755
Total share-based compensation expense	$2,798	$5,523	$10,897

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of receivables from related party, current

	As of December 31,
	2011	2012
Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$19	$20
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”) subsidiary of OPH	78	126
Sinoway International Education Group Limited, (“Sinoway”) equity method investment of OPH	476	—
Softbank Payment Service Corporation (“SBPS”), an affiliate of SB Pan Pacific Corporation	—	112
Total	$573	$258

Schedule of amount due to related parties
	As of December 31,
	2011	2012

Hu Lian, subsidiary of OPH	$51	$—
Mapbar, equity investee of the Company	—	77
Total	$51	$77

Schedule of receivables from related party, current and noncurrent

	Years ended December 31,
	2010	2011	2012

Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$—	$—	$1,116
Advertising service provided to Sinoway, equity method investment of OPH	—	689	—
Back office service provided to Hu Lian, subsidiary of OPH	—	341	270
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH		47	—
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	44	1
Total	$—	$1,121	$1,387

Schedule of receivables to related party, current and noncurrent

	Years ended December 31,
	2010	2011	2012

Location-based service provided by Mapbar Technology Limited	$—	$76	$304
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	51	—
Total	$—	$127	$304

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of components of net revenues

	Years ended December 31, 2011
	Renren	Nuomi	Total

Net revenues	$111,510	$6,457	$117,967
Cost of revenues	(25,611)	(622)	(26,233)
Operating expenses	(91,761)	(30,165)	(121,926)
Operating loss	(5,862)	(24,330)	(30,192)
Net income (loss)	$65,328	$(24,324)	$41,004
Total Assets	$1,259,171	$18,837	$1,278,008

	Years ended December 31, 2012
	Renren	Nuomi	Total

Net revenues	$159,635	$16,451	$176,086
Cost of revenues	(65,090)	(1,529)	(66,619)
Operating expenses	(158,948)	(42,242)	(201,190)
Operating loss	(64,403)	(27,320)	(91,723)
Net loss	$(47,758)	$(27,295)	$(75,053)
Total Assets	$1,177,942	$23,871	$1,201,813

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Years ended December 31,
	2010	2011	2012

Net income (loss):
Income (loss) from continuing operations	$(61,195)	$41,004	$(75,053)
Income (loss) on discontinued operations, net of income taxes	(2,960)	—	—
Net income (loss)	(64,155)	41,004	(75,053)
Add: net loss attributable to noncontrolling interest	—	252	27
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(64,155)	41,256	(75,026)

Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of Series A preferred share (ii)	(6,800)	—	—
Net income attributable to Series A preferred share holder for computing basic net income per ordinary share	(6,800)	—	—

Excess of repurchase consideration paid over carrying value of Series B preferred share (ii):	(5,424)	—	—
Net income attributable to Series B preferred share holder for computing basic net income per ordinary share	(5,424)	—	—
Net income (loss) allocated for computing net income (loss) per ordinary shares
- continuing operations	(73,419)	41,004	(75,053)
- discontinued operations	(2,960)	—	—
Net loss attributable to the noncontrolling interest, net of income taxes	—	252	27
Net loss attributable to Renren Inc. shareholders	$(76,379)	$41,256	$(75,026)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	244,613,530	850,670,583	1,151,659,545
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	—	50,669,798	—
Weighted average ordinary shares outstanding used in computing diluted earnings per share	—	50,669,798	—
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	244,613,530	901,340,381	1,151,659,545

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Loss on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.31)	$0.05	$(0.07)

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Income (loss) on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.31)	$0.05	$(0.07)

Notes:

(i)                                     The Group has determined that its convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares.  Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings.

(ii)                                  The Company repurchased certain Series A, B and C preferred shares in year 2009 and 2010, respectively.  The excesses of the cash consideration paid by the Company to redeem such preferred shares over the carrying amount of the preferred shares as of the redemption dates were subtracted from the net income (loss) to arrive at the net income (loss) allocated for computing net income (loss) for ordinary shares for continuing operations.

(iii)                               The Series A shares, Series B shares, Series C shares, Series D shares and Series D warrants outstanding during 2010 could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2010 because their effect would be anti-dilutive.

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under non-cancellable operating leases	Future minimum lease payments under such non-cancellable leases as of December 31, 2012 are as follows:
2013	$29,389
2014	10,144
2015	8,296
2016	760
2017 and thereafter	—
Total	$48,589

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012
CIAC
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Nuomi Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren-Jingwei Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Link224 Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Lianhe Holdings
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Wole Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
JiehunChina Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Renren Giant Way
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Appsurdity Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Xin Ditu Holdings
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Study Inc.
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jingwei Inc. Limited
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Happy Link Corporation Limited
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Nuomi Hong Kong
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Xin Games
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game Japan Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game Korea Co., Ltd
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Qianxiang Shiji
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Beijing Wole
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Taiwan Nuomi Wang
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game USA Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jupiter Way
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Network
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Beijing Nuomi Wang Information Technology Co., Ltd
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jiexi
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Renren Huijin (Tianjin) Technology Co., Ltd.
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (VIEs)	12 Months Ended
Dec. 31, 2012
VIE arrangements
Number of VIEs through which the Company conducts substantially all business	3
Power of Attorney
VIE arrangements
Term of agreement	10 years
Business Operations Agreement
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Period prior to expiration date during which agreement term should not be extended	3 months
Exclusive Equity Option Agreement and Spousal Consent Agreement
VIE arrangements
Advance written notice period for not extending term of agreement	30 days
Period during which purchase right can be exercised	10 years
Exclusive Technical and Consulting Services Agreement
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Intellectual Property License Agreement
VIE arrangements
Automatic extended or renewal term of agreement	5 years
Advance written notice period for not extending term of agreement	30 days
Period for counter party to cure breach of agreement term	30 days
Interval of time during which the agreement will be reviewed	3 months
Loan Agreements
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	3 months

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated financial information
Total current assets	$ 952,734	$ 1,116,970
TOTAL ASSETS	1,201,813	1,278,008
Total current liabilities	90,119	60,487
TOTAL LIABILITIES	96,683	67,463
Net revenues	176,086	117,967	76,535
Income (loss) from operations	(91,723)	(30,192)	7,681
Income (loss) from Continuing operations	(75,053)	41,004	(61,195)
Net loss-Discontinued operations			(2,960)
Net income (loss)	(75,053)	41,004	(64,155)
Net cash provided by (used in) operating activities	(11,087)	(3,200)	17,288
Net cash (used in) provided by investing activities	(12,742)	(800,899)	(4,265)
Net cash provided by (used in) financing activities	(53,892)	950,792	32,721
VIEs and its subsidiaries
Consolidated financial information
Total current assets	24,523	63,417
Total non-current assets	83,079	38,764
TOTAL ASSETS	107,602	102,181
Total current liabilities	84,865	52,709
Total non-current liabilities	30	5,517
TOTAL LIABILITIES	84,895	58,226
Net revenues	174,608	117,339	76,535
Income (loss) from operations	64,591	12,403	38,435
Income (loss) from Continuing operations	(64,940)	14,716	40,758
Net loss-Discontinued operations			(777)
Net income (loss)	(64,940)	14,716	39,981
Net cash provided by (used in) operating activities	21,101	(3,804)	30,160
Net cash (used in) provided by investing activities	(21,411)	(18,572)	(6,095)
Net cash provided by (used in) financing activities	1,050	(753)	(1,899)
Percentage of VIEs revenues to the consolidated net revenues	100.00%	99.50%	99.20%
Percentage of VIEs assets to the consolidated total assets	8.00%	8.90%
Percentage of VIEs liability to the consolidated total liabilities	86.30%	87.80%
VIEs creditors having recourse to general credit of the Company	0
Number of terms under arrangement with VIEs to provide financial support	0
Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Total current assets	1,026,221	1,053,553
Total non-current assets	67,990	122,274
TOTAL ASSETS	1,094,211	1,175,827
Total current liabilities	5,255	7,778
Total non-current liabilities	6,533	1,459
TOTAL LIABILITIES	11,788	9,237
Net revenues	1,478	628
Income (loss) from operations	(27,132)	(42,595)	(30,754)
Income (loss) from Continuing operations	(10,113)	26,288	(101,953)
Net loss-Discontinued operations			(2,183)
Net income (loss)	(10,113)	26,288	(104,136)
Net cash provided by (used in) operating activities	(32,188)	604	(12,872)
Net cash (used in) provided by investing activities	8,669	(782,327)	1,830
Net cash provided by (used in) financing activities	$ (54,942)	$ 951,545	$ 34,620

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash
Minimum period of restriction on bank deposits	1 year
Term deposits
Maximum maturity term of term deposits	1 year
Equity method investments
Threshold carrying value of equity method investment for not recording further losses	$ 0
Amount of loss recorded from equity method investments when threshold carrying value reached	0
Held-to-Maturity investment
Fixed annual interest rate (as a percent)	4.00%
Accounts and notes receivable and allowance for doubtful accounts
Maximum maturity term of notes receivable that are bank accepted drafts related to trade receivables of advertising revenue	6 months
Allowance for notes receivables	556,000	224,000
Intangible assets with indefinite lives
Impairment of indefinite lived intangible assets	$ 0	$ 2,219,000	$ 739,000
Furniture and vehicles
Equipment, net
Estimated useful lives	5 years
Computer equipment and application software | Minimum
Equipment, net
Estimated useful lives	2 years
Computer equipment and application software | Maximum
Equipment, net
Estimated useful lives	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Inactive PP-cards expiration period	2 years
Payment to performers based on amount of beans consumed (as a percent)	35.00%
Payment to performers under service contract, based on amount of beans consumed (as a percent)	40.00%
Business taxes
Business taxes for WVAS revenue (as a percent)	3.36%
Business taxes for games revenue (as a percent)	5.60%
Business taxes for advertising revenue (as a percent)	8.60%
Business taxes deducted in arriving net revenue	$ 5,685	$ 9,468	$ 7,251
Value added taxes
Number of regions to which pilot value-added tax reform program would be expanded, if conditions permit	8
VAT and related surcharges rate, minimum (as a percent)	6.72%
VAT and related surcharges rate, maximum (as a percent)	6.78%
Operating platforms and technology | Minimum
Intangible assets, net
Estimated average useful lives	3 years
Operating platforms and technology | Maximum
Intangible assets, net
Estimated average useful lives	8 years
Non-compete agreement | Average
Intangible assets, net
Estimated average useful lives	4 years
Game license | Minimum
Intangible assets, net
Estimated average useful lives	6 months
Game license | Maximum
Intangible assets, net
Estimated average useful lives	5 years
Login user | Minimum
Intangible assets, net
Estimated average useful lives	6 months
Login user | Maximum
Intangible assets, net
Estimated average useful lives	1 year
Technology, user generated content and relationship with broadcasters | Average
Intangible assets, net
Estimated average useful lives	6 years
Customer relationship | Average
Intangible assets, net
Estimated average useful lives	4 years
Registered user list | Average
Intangible assets, net
Estimated average useful lives	3 years
Video content copyright and web game cooperation agreement | Average
Intangible assets, net
Estimated average useful lives	2 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
VIEs
Noncontrolling interest
Profit or loss allocated to the noncontrolling interest	$ 0
Threshold amount of VAT to be incurred for reporting as a deduction to revenue	7,143,000
VIE subsidiaries
Noncontrolling interest
Threshold amount of VAT to be incurred for reporting as a deduction to revenue	$ 1,837,000

SIGNIFICANT RISKS AND UNCERTAINTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Net revenue item	Dec. 31, 2011 Net revenue item	Dec. 31, 2011 Accounts receivable Credit concentration risk Client A	Dec. 31, 2012 Accounts receivable Credit concentration risk Client B
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 30,166	$ 218,968
SIGNIFICANT RISKS AND UNCERTAINTIES
Number of major customers			0	0
Concentration risk (as a percent)					10.90%	12.10%
Amount of concentration risk					$ 1,619	$ 2,184

DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business
Loss from operations of discontinued operations, net of income taxes	$ (4,301,000)
Gain on disposal of discontinued operations, net of income taxes	1,341,000
Mop.com and Gummy Inc
DISCONTINUED OPERATIONS
Equity interest sold to OPH (as a percent)		100.00%
Promissory note received for sale of business	18,141,000
Financial positions at date of disposal
Current assets	6,557,000
Non-current assets	11,903,000
Current liabilities	(52,483,000)
Non-current liabilities	(2,966,000)
2010 Discontinued Operations
DISCONTINUED OPERATIONS
Gain (loss) recognized on discontinuance	0
Operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business
Net revenues from discontinued operations	5,630,000
Loss from operations of discontinued operations, before income taxes	(4,320,000)
Income tax benefit	19,000
Loss from operations of discontinued operations, net of income taxes	(4,301,000)
Gain on disposal of discontinued operations	1,767,000
Tax on gain on disposal of discontinued operations	(426,000)
Gain on disposal of discontinued operations, net of income taxes	$ 1,341,000

ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Acquisition of Wole, Inc.	Dec. 31, 2011 Acquisition of Wole, Inc.	Dec. 31, 2010 Acquisition of Wole, Inc.	Oct. 27, 2011 Acquisition of Wole, Inc.	Oct. 27, 2011 Acquisition of Wole, Inc. Technology	Oct. 27, 2011 Acquisition of Wole, Inc. Registered user list	Oct. 27, 2011 Acquisition of Wole, Inc. Non-compete agreement	Oct. 27, 2011 Acquisition of Wole, Inc. User generated content	Oct. 27, 2011 Acquisition of Wole, Inc. Video content copyright	Oct. 27, 2011 Acquisition of Wole, Inc. Customer relationship	Oct. 27, 2011 Acquisition of Wole, Inc. Webgame cooperation agreement	Oct. 27, 2011 Acquisition of Wole, Inc. Relationship with broadcasters
Acquisitions and disposals in relation with WVAS business
Revenue of the acquiree from acquisition date included in the consolidated financial statement of operations			$ 2,228
Net loss of the acquiree from acquisition date included in the consolidated financial statement of operations			364
Purchase price allocation of total purchase price to assets acquired and liabilities
Goodwill						54,161
Net working capital acquired						4,197
Net fixed assets						671
Domain name, trademarks and online licenses						23,817
Finite-lived intangible assets							854	443	187	1,313	348	316	237	443
Other long-term deferred expense						3
Deferred tax liability						(6,990)
Total						80,000
Amortization periods of finite lived intangible assets							6 years	3 years	4 years	6 years	2 years	4 years	2 years	6 years
Pro forma financial information
Pro forma net revenues				127,514	82,579
Pro forma net income (loss)				39,108	(67,379)
Paid-in capital	$ 1,319,044	$ 1,407,059

ACCOUNTS AND NOTES RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts and notes receivable
Accounts receivable	$ 18,629	$ 15,135
Notes receivable	329
Accounts and notes receivable, gross	18,958	15,135
Allowance of doubtful accounts	(556)	(224)	(233)
Accounts and notes receivable, net	18,402	14,911
Movement of allowance for doubtful accounts
Balance at beginning of year	224	233	253
Charge to expenses	1,357	831	446
Transferring out as a result of disposal of discontinued operations			(176)
Reversal	(1,032)	(429)
Write off		(428)	(304)
Exchange difference	7	17	14
Balance at end of year	$ 556	$ 224	$ 233

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Nov. 30, 2012 PRC subsidiaries of Recruit	Dec. 31, 2012 PRC subsidiaries of Recruit item	Dec. 31, 2011 PRC subsidiaries of Recruit item	Dec. 31, 2012 PRC subsidiaries of Recruit	Jun. 30, 2012 PRC subsidiaries of Recruit
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposits of share repurchase		$ 21,455	$ 21,455
Advances to suppliers	10,160	14,042
Receivables related to online gaming and social commerce business	8,628	7,100
Interest income receivable	2,708	6,290
Prepaid expenses	3,216	5,402
Other current assets	2,923	3,479
Rental deposits	1,956	1,621
Total	29,591	59,389
Prepayments to certain merchants for social commerce business	8,517	9,455
Allowance provided for the advance to suppliers of social commerce business	1,020
Non-interest bearing loans
Number of PRC subsidiaries of Recruit to whom the entity made non-interest bearing loan					3	3
Non-interest bearing loan made to three PRC subsidiaries of Recruit							4,280
Non-interest bearing loan repaid by three PRC subsidiaries of Recruit							377
Valuation allowance provided against the outstanding loan balance								3,903
Proceeds from liquidation of three PRC subsidiaries				360
Net valuation allowance	$ 3,543				$ 3,543

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Investees	Dec. 31, 2012 Investees item	Dec. 31, 2011 Investees item	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2012 Corporate bond	Dec. 31, 2011 Corporate bond
Short-term investments
Cost	$ 116,833	$ 54,272					$ 54,557			$ 62,276	$ 54,272
Gross unrealized gains	30,212	(879)					28,888			1,324	(879)
Carrying Amount	147,045	53,393					83,445			63,600	53,393
Additional information on the realized gains and losses
Proceeds	81,136	86,491	1,590				7,394	72,390	1,590	73,742	14,101
Costs	78,116	35,580	1,590		6,229		6,229	21,506	1,590	71,887	14,074
Gains	3,020	50,911			1,165		1,165	50,884		1,855	27
Number of investees from whom Company purchased stocks and options classified as available-for-sale securities					2
Cost of securities purchased					60,786					79,891
Total premium received				1,297
Proceeds from sale of call options	$ 1,297			$ 0
Number of call options outstanding					0	0

LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity method investments	Dec. 31, 2011 Equity method investments	Jul. 03, 2012 Series 2012-A Senior Secured Refi Loan Notes	Apr. 25, 2011 Hylink	Dec. 31, 2012 Hylink	Dec. 31, 2011 Hylink	Jun. 16, 2011 Yinuo	Dec. 31, 2011 Yinuo	Dec. 30, 2010 Global Net	Jun. 05, 2007 Global Net	Oct. 31, 2011 Mapbar	Dec. 31, 2012 Mapbar	Dec. 31, 2011 Mapbar	Nov. 18, 2011 JMOOP	Dec. 31, 2012 JMOOP	Dec. 31, 2011 JMOOP	Dec. 31, 2012 Social Finance, Inc	Sep. 05, 2012 Social Finance, Inc Series B shares	Dec. 31, 2012 Social Finance, Inc Series B shares	Dec. 31, 2012 Social Finance, Inc Series 2012-A Senior Secured Refi Loan Notes	Nov. 23, 2012 Gaoxue	Dec. 31, 2012 Gaoxue	Dec. 05, 2012 Gaoxue Shareholders item	Dec. 05, 2012 Gaoxue Shareholder One	Dec. 05, 2012 Gaoxue Shareholder Two
LONG-TERM INVESTMENTS
Total equity method investments			$ 95,603	$ 47,919													$ 23,782	$ 26,372		$ 17,987	$ 21,547	$ 47,776					$ 6,058
Total cost method investments			2,408	2,381						2,408	2,381
Total held-to-maturity			9,586																						9,586
Total long-term investments			107,597	50,300
Equity method investments
Equity interest acquired (as a percent)																35.00%								27.10%		25.00%	30.00%	5.00%
Cash consideration paid to acquire investments			55,155	46,599												26,599			20,000				49,000			5,300			470	385
Number of existing shareholders of investee																												2
Share of gain (loss) recognized by the entity			(7,471)	1,320													(2,590)	(227)		(3,560)	1,547			(1,224)			(97)
Number of shares purchased																							5,573,719
Repurchase of ordinary shares	3,624	34,179	53,630	44,361	42,455
Price per share (in dollar per share)																							$ 8.791258
Total current assets			952,734	1,116,970		106,835	134,746
Total Assets			1,201,813	1,278,008		188,518	135,122
Total current liabilities			90,119	60,487		2,976	2,727
Total liabilities			96,683	67,463		16,918	14,735
Net revenues			176,086	117,967	76,535	5,219	5,310
GrossProfit			109,467	91,734	59,911	3,355	3,701
Net loss			(75,053)	41,004	(64,155)	59,417	39,581
Cost method investments
Acquisition of equity interest (as a percent)									2.00%			5.00%			19.90%
Cash contribution made to acquire investments				2,460					2,381			79
Impairment charges of cost method investments				79									79
Number of shares purchased															9,950,000
Cash consideration from disposal of investment														302
Gain on disposal of investment														40
Principal value of Series 2012-A Senior Secured Refi Loan Notes								10,000
Fixed annual interest rate (as a percent)																									4.00%
Monthly return of principal																									414
Monthly earned interest																									137
Impairment charge recognized for equity method investment			0	0	0
Impairment charge recognized for held-to-maturity investments			$ 0	$ 0	$ 0

EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment, Net
Equipment, gross	$ 67,113	$ 44,468
Less: Accumulated depreciation and amortization	(34,758)	(22,167)
Equipment, net	32,355	22,301
Depreciation and amortization expenses	13,883	7,829	5,589
Computer equipment and application software
Equipment, Net
Equipment, gross	61,149	41,329
Furniture and vehicles
Equipment, Net
Equipment, gross	1,159	779
Leasehold improvements
Equipment, Net
Equipment, gross	$ 4,805	$ 2,360

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets, net
Intangible assets, gross	$ 32,053,000	$ 30,672,000
Less: Accumulated amortization	(5,233,000)	(2,586,000)
Intangible asset, net	26,820,000	28,086,000
Impairment loss for the write-off of intangible assets related to the two domain names	0	2,219,000	739,000
Amortization expenses	2,255,000	811,000	673,000
Future amortization expenses
2013	1,302,000
2014	792,000
2015	342,000
2016	148,000
After	62,000
Operating platforms and technology
Acquired intangible assets, net
Intangible assets subject to amortization	1,228,000	1,214,000
Less: Accumulated amortization	(542,000)	(289,000)
Game license, webgame cooperation agreement and content copyright
Acquired intangible assets, net
Intangible assets subject to amortization	3,706,000	2,679,000
Less: Accumulated amortization	(3,048,000)	(1,982,000)
User generated content
Acquired intangible assets, net
Intangible assets subject to amortization	1,368,000	1,317,000
Less: Accumulated amortization	(603,000)	(89,000)
Customer and broadcasters relationship
Acquired intangible assets, net
Intangible assets subject to amortization	770,000	762,000
Less: Accumulated amortization	(383,000)	(57,000)
Login users and registered user list
Acquired intangible assets, net
Intangible assets subject to amortization	618,000	612,000
Less: Accumulated amortization	(550,000)	(153,000)
Non-compete agreement
Acquired intangible assets, net
Intangible assets subject to amortization	189,000	187,000
Less: Accumulated amortization	(107,000)	(16,000)
Domain name, trademarks and online licenses (i)
Acquired intangible assets, net
Intangible assets not subject to amortization	24,174,000	23,901,000
Number of domain names which are not to be used		2
Impairment loss for the write-off of intangible assets related to the two domain names		$ 2,219,000

OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS
Prepayment for purchase of office buildings	$ 16,148
Employee housing loan	4,903	651
Rental deposit	1,169	550
Restricted cash, non-current	313
Long-term deferred expense	101	152
Total	22,634	1,353
Additional disclosures
New loans lent to employees	$ 5,141
Annual interest rate for the loans offered before July 1, 2012 (as a percent)	7.05%
Annual interest rate for the loans offered after July 1, 2012	6.55%

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross amount:
Beginning balance	$ 59,623	$ 5,045
Acquisition of Wole Inc.		54,161
Exchange difference	675	417
Ending balance	60,298	59,623
Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	59,673	58,998
Period after acquisition of Wole Inc., the 56.com and advertising reporting units have been fully integrated	1 year
56.com Ltd
Gross amount:
Acquisition of Wole Inc.		54,161
Exchange difference		193
Ending balance		54,354
Accumulated impairment loss:
Goodwill, net		54,354
Advertising
Gross amount:
Beginning balance		5,045
Exchange difference		224
Ending balance		5,269
Accumulated impairment loss:
Beginning balance		(625)
Ending balance		(625)
Goodwill, net		4,644
Renren platform
Gross amount:
Beginning balance	59,623
Exchange difference	675
Ending balance	60,298
Accumulated impairment loss:
Beginning balance	(625)
Ending balance	(625)
Goodwill, net	$ 59,673

ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other payables
Employee payroll and welfare payables		$ 13,608	$ 9,306
Other tax payable		7,663	7,084
Accrued professional, marketing and leasing fees		8,321	6,299
Other payables		9,430	5,455
Liability for advance payment of unvested options		1,465	2,917
Accrued advertising sales rebate		1,121	47
Total		41,608	31,108
Number of executive officers and employees who provided promissory notes to the entity in connection with early exercise of share options	7
Interest rate on the loans (as a percent)	5.40%
Balance of unvested share options at the end of the period		$ 1,465

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Provision for profit tax	$ 920,000	$ 668,000	$ (1,332,000)
Assessable profit	(66,662,000)	40,352,000	(62,527,000)
Hong Kong | Hong Kong incorporated entities
Income taxes
Provision for profit tax	0	0
Assessable profit	0	0
PRC
Income taxes
Provision for profit tax	$ 920,000	$ 668,000	$ (1,332,000)

INCOME TAXES (Details 2)	0 Months Ended		0 Months Ended
	Jan. 02, 2009 Qianxiang Wangjing	Jan. 02, 2011 Qianxiang Wangjing	Jan. 02, 2013 Shanghai Changda	Jan. 02, 2011 Shanghai Changda
Income tax exemptions and tax rate reductions
Exemption period for income tax	2 years			2 years
Reduction in tax rate for three years following the exemption period (as a percent)		50.00%	50.00%
Period for reduction in tax percentage	3 years		3 years

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficits	$ (261,459,000)	$ (183,228,000)
Current and deferred component of income tax expenses (benefits)
Total Income tax (benefits) expenses	920,000	668,000	(1,332,000)
Non-current deferred tax assets
Non-current deferred tax liabilities, net	(6,564,000)	(6,976,000)
PRC
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)	10.00%
Aggregate accumulated earnings		23,463,000
Aggregate accumulated deficits	(94,502,000)
Deferred tax liability accrued for the Chinese dividend withholding taxes	0
Current and deferred component of income tax expenses (benefits)
Current income tax expense	7,000	1,495,000
Deferred income tax (benefit) expense	913,000	(827,000)	(1,332,000)
Total Income tax (benefits) expenses	920,000	668,000	(1,332,000)
Current deferred tax assets
Provision for doubtful accounts	836,000	62,000
Accrued payroll and welfare	1,980,000	1,423,000
Excessive advertising fees	1,000	4,429,000
Intangible assets amortization	25,000	22,000
Less valuation allowance	(2,842,000)	(4,555,000)
Current deferred tax assets, net		1,381,000
Non-current deferred tax assets
Accrued Liabilities-non-current	88,000
Excessive advertising fee-non-current	2,296,000
Net operating loss carry forwards	24,309,000	9,861,000
Less valuation allowance	(26,693,000)	(9,861,000)
Non-current deferred tax liabilities	(6,564,000)	(6,976,000)
Non-current deferred tax liabilities, net	$ (6,564,000)	$ (6,976,000)

INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Net operating loss carry forwards	$ 24,309
Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income (loss) before provision of income tax	(66,662)	40,352	(62,527)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(16,666)	10,088	(15,632)
Taxable deemed interest income from inter-company interest-free loans	1,907	179	735
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	7,289	(983)	2,888
Effect of income tax exemption of the Company in the Cayman Islands	3,117	(15,791)	26,234
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(9,846)	(4,172)	(11,300)
Changes in valuation allowance	15,119	11,347	(4,257)
Total Income tax (benefits) expenses	$ 920	$ 668	$ (1,332)

INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ 920,000	$ 668,000	$ (1,332,000)
Net income (loss) per ordinary share, if tax exemption granted had not been available
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
No Tax Holidays In Effect
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ 10,766,000	$ 4,840,000	$ 9,968,000
Net income (loss) per ordinary share, if tax exemption granted had not been available
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.04)
Diluted (in dollars per share)	$ (0.07)	$ 0.04	$ (0.04)

ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended		1 Months Ended				0 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended								0 Months Ended		1 Months Ended	12 Months Ended
	May 04, 2011	Jan. 31, 2011	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	May 04, 2011 Mr. Joseph Chen and his transferees which are his affiliates	Aug. 31, 2010 Ex-executives item	Oct. 31, 2010 Executives item	Oct. 31, 2010 Executives Promissory notes	Oct. 31, 2010 Consultant	Oct. 31, 2010 Ordinary shares issued on exercise of options	Aug. 31, 2010 Ordinary shares issued on exercise of options	May 04, 2011 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares item	Dec. 31, 2010 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	May 04, 2011 Class A ordinary shares IPO	May 04, 2011 Class A ordinary shares Private placements	Dec. 31, 2010 Class B ordinary shares	Dec. 31, 2012 Class B ordinary shares item	Dec. 31, 2011 Class B ordinary shares	May 04, 2011 Class B ordinary shares	May 04, 2011 Class B ordinary shares Mr. Joseph Chen and his transferees which are his affiliates	Feb. 29, 2012 Series A shares	Jan. 31, 2010 Series A shares	Dec. 31, 2009 Series A shares	May 04, 2011 Series A shares Mr. Joseph Chen and his transferees which are his affiliates	Dec. 31, 2010 Series B shares	Dec. 31, 2009 Series B shares	May 04, 2011 Series B shares Mr. Joseph Chen and his transferees which are his affiliates	May 04, 2011 Series D shares	Sep. 28, 2012 ADSs	Sep. 30, 2011 ADSs	Dec. 31, 2012 ADSs	Dec. 31, 2011 ADSs	Dec. 31, 2012 ADSs Call spread agreements	Dec. 31, 2011 ADSs Call spread agreements	May 04, 2011 ADSs IPO
ORDINARY SHARES
Ordinary shares authorized	2,000,000,000															3,000,000,000	3,000,000,000		3,000,000,000				500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001															$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued										4,641,660			3,000,000		6,416,670		729,848,742		770,912,350				402,680,117	398,763,450
Proceeds from ordinary shares issued			$ 2,104				$ 2,104			$ 811			$ 2,104		$ 755
Shares repurchased		800,000	6,888,440	47,142,860																															24,173,666		1,349,438	1,089,228	16,735,000	5,000,000
Repurchase of ordinary shares			3,624	34,179	53,630	44,361	42,455							4,652				6,840				5,760													101,800		4,609	4,305	71,576
Repurchase price of ordinary share (in dollars per share)														$ 0.725
Repurchase price of ordinary share (in dollars per share)		$ 0.7		$ 0.725
Number of ex-executives to whom the shares are issued										2
Number of executives from whom subscription is receivable for shares issued											2
Price per share for the shares issued (in dollars per share)			$ 0.701		$ 1.15	$ 1.18	$ 11.17																																		$ 14
Price per share for the shares issued (in dollars per share)			$ 0.701								$ 0.701										$ 4.67
Notes receivable, face amount												4,909
Interest rate on notes receivable (as a percent)								5.40%				5.60%
Period for notes receivable becoming due or payable												3 years
Convertible preferred shares, outstanding																														25,571,420			70,701,580
Ordinary shares, outstanding									173,985,970								729,848,742		770,912,350				402,680,117	398,763,450
Convertible preferred shares, conversion ratio																1										1
Ordinary shares, conversion ratio																1										1
Convertible redeemable preferred shares, outstanding																																		135,129,480
Convertible redeemable preferred shares, conversion ratio																																		1
Shares issued																					23,571,426						96,500,000	85,100,000	96,500,000		81,501,540	91,101,540									61,065,000
Number of ordinary shares represented by each ADS																				3
Number of ordinary shares represented by ADS																				183,195,000
Proceeds from shares issued during IPO and private placements	777,379					777,379
Offering costs related to IPO and private placements	6,317					6,317
Number of votes entitled to ordinary shareholders																	1						10
Number of Class A ordinary shares issuable upon conversion																	1
Stock repurchase, authorized amount																																				150,000				41,361
Authorized period for repurchase of stock																																				1 year
Stock repurchase, authorized shares																																								11,000,000
Shares settled by repurchase, value																																								21,310
Prepaid balance to MS to repurchase of shares																																								$ 20,051
Number of balance shares to MS to be repurchased																																								6,000,000

CONVERTIBLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Accumulated deficit	Jun. 30, 2003 1000 Oaks Series B warrants	Aug. 31, 2005 CIAC Promissory notes	Dec. 31, 2010 Series A preferred shares	Dec. 31, 2006 Series A preferred shares	Feb. 29, 2012 Series A preferred shares	Jan. 31, 2010 Series A preferred shares	Dec. 31, 2009 Series A preferred shares	Dec. 31, 2010 Series A preferred shares Accumulated deficit	Aug. 31, 2005 Series A preferred shares 1000 Oaks	Jan. 31, 2003 Series A preferred shares 1000 Oaks	Dec. 31, 2010 Series B preferred shares	Dec. 31, 2009 Series B preferred shares	Dec. 31, 2010 Series B preferred shares Accumulated deficit	Jun. 30, 2003 Series B preferred shares 1000 Oaks	Jun. 30, 2003 Series B preferred shares 1000 Oaks Series B warrants	Aug. 31, 2005 Series B preferred shares 1000 Oaks Series B warrants	Aug. 31, 2005 Series B preferred shares CIAC	Dec. 18, 2009 Preferred shares Accumulated deficit	Jan. 31, 2010 Preferred shares Accumulated deficit	Dec. 18, 2009 Series A convertible preferred stock	Jan. 31, 2010 Series A convertible preferred stock	Aug. 31, 2005 Series A convertible preferred stock	Dec. 18, 2009 Series B convertible preferred stock	Aug. 31, 2010 Series B convertible preferred stock	Jan. 31, 2010 Series B convertible preferred stock	Aug. 31, 2005 Series B convertible preferred stock Series B warrants	Aug. 31, 2005 Ordinary shares Series B warrants	Dec. 31, 2012 Ordinary shares Series B warrants
CONVERTIBLE PREFERRED SHARES
Preferred stock, shares issued																	50,000,000					6,835,690		78,887,300
Preferred stock, par value (in dollars per share)																	$ 0.001					$ 0.001
Proceeds from issuance of preferred shares																$ 350						$ 454
Number of shares issued upon share split																													100,000,000				13,671,380
Stock split ratio																																	0.5	0.5
Number of ordinary shares entitled to be purchased on exercise of warrants																						1,259,990	2,519,980												2,519,980
Proceeds from issuance of convertible preferred stock and warrants																					479
Proceeds from issuance of warrants								25
Notes receivable, carrying amount									2,471
Share exchange ratio											1													1
Repurchase of shares	800,000	6,888,440	47,142,860																								3,500,000	11,400,000		1,457,140	600,000	9,000,000
Repurchase of stock		3,624	34,179	53,630	44,361	42,455																					2,100	6,840		874	360	5,400
Repurchase of shares				$ 75,085	$ 24,310	$ 42,455	$ 40,863			$ 6,840					$ 6,800			$ 5,760		$ 5,424					$ 2,911	$ 12,224
Shares issued												96,500,000	85,100,000	96,500,000				81,501,540	91,101,540

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	Apr. 04, 2008	Jul. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 4 Series D warrants	Dec. 18, 2009 Series C shares	Dec. 31, 2011 Series C shares	Mar. 31, 2006 Series C shares	Dec. 31, 2009 Series C shares 2008 Buyback	Dec. 18, 2009 Series C shares 2008 Buyback	Dec. 18, 2009 Series C shares 2009 Buyback	Dec. 18, 2009 Series C shares 2009 Buyback Additional paid in capital	Dec. 18, 2009 Series C shares 2009 Buyback Accumulated deficit	Apr. 04, 2008 Series D shares	Dec. 31, 2011 Series D shares	May 04, 2011 Series D shares	Dec. 31, 2010 Series D shares	Dec. 31, 2009 Series D shares	Dec. 31, 2010 Series D shares Tranche 3 Series D warrants	Dec. 31, 2010 Series D shares Tranche 4 Series D warrants
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred stock, shares issued		75,538,220				215,959,520						132,052,010			226,614,660	75,538,220
Cash proceeds from issuance of convertible redeemable preferred stock						$ 48,100,000						$ 130,000,000
Average price of convertible redeemable preferred stock shares issued (in dollars per share)												$ 0.98
Fair value of warrants	9,165,000		81,743,000									118,074,000
Issuance costs												2,761,000
Accretion amount												11,926,000
Shares repurchased							50,896,390		37,014,690
Cash consideration paid on repurchase of shares							48,100,000		21,656,000
Excess of repurchase consideration paid over the carrying amount of shares									13,445,000	2,477,000	10,968,000
Additional paid in capital				0
Convertible redeemable preferred stock, shares outstanding				128,048,440										135,129,480
Convertible redeemable preferred stock, carrying amounts
Balance at the beginning of the period					28,520,000			8,244,000					571,439,000			193,398,000
Exercise of Series D warrants																	98,538,000	279,503,000
Conversion to ordinary shares					(28,520,000)								(571,439,000)
Balance at the end of the period								$ 8,244,000								$ 193,398,000

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2012 Preferred shares	Nov. 30, 2011 Series C shares	Dec. 31, 2012 Series C shares	Dec. 31, 2010 Series C shares	Dec. 31, 2012 Series D shares	Dec. 31, 2010 Series D shares	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock
Redemption, conversion and liquidation preference
Redemption period after specified date		9 months			9 months
Threshold for automatic conversion of preferred shares based on proceeds from IPO	$ 50,000
Conversion price for convertible preferred shares (in dollars per share)							$ 0.0035	$ 0.035
Conversion price for convertible redeemable preferred shares (in dollars per share)			$ 0.228		$ 0.093
Convertible redeemable preferred stock, liquidation value				$ 26,713		$ 403,854

WARRANTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Apr. 04, 2008	Apr. 04, 2008 Series D shares	Dec. 31, 2012 Series B warrants Ordinary shares	Dec. 31, 2008 Series D warrants	Apr. 04, 2008 Series D warrants Series D shares	Dec. 31, 2009 2009 Series D warrants	Apr. 04, 2008 2009 Series D warrants Series D shares	Apr. 04, 2008 2010 Series D warrants Series D shares
Series B and Series D warrants
Number of shares entitled to be purchased on exercise of warrants				2,519,980				100,717,630	201,435,250
Exercise price of warrants issued (in dollars per share)				$ 0.05					$ 0.993
Warrants issued, value				$ 25
Warrants classified as liability, fair value		9,165	118,074		63,710	9,165	17,007	705	8,460
Warrants determined to be assets, fair value					63,710		17,007
Gain on change in fair value of warrants	$ (74,364)				$ 72,875

WARRANTS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2009	Apr. 04, 2008	Dec. 31, 2010 Series D shares	Dec. 31, 2009 Series D shares	Apr. 04, 2008 Series D shares	Jul. 31, 2010 Tranche 3 Warrants	Dec. 31, 2010 Tranche 3 Warrants	Jul. 02, 2009 Tranche 3 Warrants	Jan. 31, 2011 Tranche 4 Warrants	Dec. 31, 2010 Tranche 4 Warrants	Dec. 31, 2010 Tranche 4 Warrants	Jul. 02, 2009 Tranche 4 Warrants	Jul. 02, 2009 Pre-amendment	Dec. 31, 2008 Series D warrants	Apr. 04, 2008 Series D warrants Series D shares	Dec. 31, 2009 2009 Series D warrants	Jul. 02, 2009 2009 Series D warrants	Dec. 31, 2009 2009 Series D warrants Series D shares	Oct. 15, 2009 2009 Series D warrants Series D shares	Apr. 04, 2008 2009 Series D warrants Series D shares	Jul. 02, 2009 2009 Series D warrants Pre-amendment	Apr. 04, 2008 2010 Series D warrants Series D shares	Jul. 02, 2009 2010 Series D warrants Pre-amendment
Series D warrants
Number of warrants (in shares)			302,152,880							75,538,220				151,076,440	302,152,880				75,538,220				100,717,630		201,435,250
Number of issued on exercise of warrants					226,614,660	75,538,220	132,052,010	75,538,220													75,538,220
Number of issued on exercise of warrants (in shares)												151,076,440
Proceeds from exercise of warrants	$ 198,090	$ 84,106						$ 84,106			$ 198,090									$ 63,398
Exercise of 2010 Series D warrants								(14,432)	(14,432)				(81,413)
Warrants classified as liability, fair value				9,165			118,074					81,743	81,743			63,710	9,165	17,007				705		8,460
Amount due from related party		$ 198,090										$ 198,090	$ 198,090

WARRANTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 4 Series D warrants	Dec. 31, 2010 Series D warrants	Apr. 05, 2008 2009 Series D warrants	Dec. 31, 2009 2009 Series D warrants	Dec. 31, 2008 2009 Series D warrants	Dec. 27, 2010 2010 Series D warrants	Jul. 02, 2010 2010 Series D warrants	Apr. 05, 2008 2010 Series D warrants	Dec. 31, 2008 2010 Series D warrants	Jul. 02, 2010 2010 Series D warrants Minimum	Dec. 31, 2009 2010 Series D warrants Minimum	Jul. 02, 2010 2010 Series D warrants Maximum	Dec. 31, 2009 2010 Series D warrants Maximum
Change in the carrying amounts, which were also the fair value, of the Series D warrants
Balance at the beginning of the period					$ 21,481
Loss on change of fair value of Series D warrants	(74,364)				(74,364)
Exercise of 2010 Series D warrants		$ (14,432)	$ (14,432)	$ (81,413)
Fair value of the 2009 Series D Warrants and 2010 Series D Warrant determined with the assistance of Marsh, an independent valuation firm, using the Black-Scholes option pricing model with assumptions
Risk-fee rate of return (as a percent)						3.59%	1.16%	2.47%	1.11%		3.67%	3.14%	1.26%	1.16%	1.43%	1.59%
Expected remaining contractual life of the warrants						2 years	6 months	1 year 3 months 4 days	6 months		3 years	2 years 3 months 4 days	0 years	6 months	1 year	1 year 6 months
Volatility (as a percent)						49.40%	45.70%	78.30%	38.00%	43.50%	48.10%	69.99%		45.70%		65.80%

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets and liabilities measured and recorded at fair value
Financial liabilities	$ 0	$ 0
Quoted price in active markets for identical investments Level 1
Assets:
Total	147,045,000	53,393,000
Quoted price in active markets for identical investments Level 1 | Equity securities
Assets:
Available-for-sale securities	83,445,000
Quoted price in active markets for identical investments Level 1 | Corporate Bond Securities
Assets:
Available-for-sale securities	63,600,000	53,393,000
Total
Assets:
Total	147,045,000	53,393,000
Total | Equity securities
Assets:
Available-for-sale securities	83,445,000
Total | Corporate Bond Securities
Assets:
Available-for-sale securities	$ 63,600,000	$ 53,393,000

SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended													8 Months Ended	12 Months Ended				1 Months Ended	8 Months Ended						1 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Apr. 30, 2012 Awards vesting on May 1, 2013	Apr. 30, 2012 Awards vested at the end of each calendar month after May 1, 2013 through the end of the fourth year item	Jun. 30, 2012 Awards vesting on June 14, 2013	Jun. 30, 2012 Awards vested at the end of each calendar month after June 14, 2013 through the end of the fourth year item	Dec. 31, 2012 Awards vesting on December 31, 2013	Dec. 31, 2012 Awards vested at the end of each calendar month after December 31, 2013 through the end of the fourth year item	Dec. 31, 2012 Stock Options	Jun. 30, 2012 Stock Options	Apr. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options	Sep. 30, 2011 Stock Options	Jan. 31, 2011 Stock Options	Jun. 30, 2010 Stock Options item	Oct. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Jan. 31, 2011 Stock Options David Chao	Apr. 30, 2011 Stock Options Director	Oct. 31, 2010 Stock Options Awards vesting at the end of first year	Oct. 31, 2010 Stock Options Awards vested on grant date	Oct. 31, 2010 Stock Options Awards vested over two years	Oct. 31, 2010 Stock Options Awards vested over Four Years vest at end of first year.	Oct. 31, 2010 Stock Options Awards vested at each of the monthly anniversary for the grant date from the second year item	Oct. 31, 2010 Stock Options Awards vested at each of the monthly anniversary for the grant date from the second year through the fourth years item	Jan. 31, 2011 Stock Options Awards vesting at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year item	Sep. 30, 2011 Stock Options Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year item	Dec. 31, 2011 60,000 share options	Dec. 31, 2011 60,000 share options Awards vested on Novembe 9, 2012	Dec. 31, 2011 60,000 share options Awards vested at ninth day of each calendar month after November 9, 2012 through the end of the fourth year item	Dec. 31, 2011 1,579,107 share options	Dec. 31, 2011 1,579,107 share options Awards vested at end of each calendar month after December 31, 2012 through the end of the fourth year item	Dec. 31, 2012 Non-employee options	Dec. 31, 2011 Non-employee options	Dec. 31, 2010 Non-employee options	Dec. 28, 2012 Modified stock options	Dec. 31, 2012 Modified stock options	Oct. 31, 2007 2006 Plan Stock Options	Oct. 31, 2007 2006 Plan Stock Options Awards vesting at the end of first year	Oct. 31, 2007 2006 Plan Stock Options Awards vesting yearly in the second year through the fourth years	Jan. 31, 2008 2006 Plan Stock Options Batch I awards vesting monthly from second year to fourth year item	Jan. 31, 2008 2008 Plan Batch II awards vested evenly on monthly basis over four years period	Jan. 31, 2008 2008 Plan Stock Options item	Jan. 31, 2008 2008 Plan Stock Options Batch I awards vested on first anniversary	Oct. 15, 2009 2009 Plan Stock Options	Oct. 15, 2009 2009 Plan Stock Options Awards vested on grant date	Oct. 15, 2009 2009 Plan Stock Options Awards vest evenly each subsequent calendar month through three years	Apr. 05, 2012 2011 share incentive plan Stock Options	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options Awards vested on April 4, 2012	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options Award vested at fourth day of each calendar month after April 4, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 240,000 share options	Apr. 05, 2012 2011 share incentive plan 240,000 share options Awards vested on February 28, 2013	Apr. 05, 2012 2011 share incentive plan 240,000 share options Awards vested at end of each calendar month after February 28, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 90,000 share options	Apr. 05, 2012 2011 share incentive plan 90,000 share options Awards vested on January 8, 2013	Apr. 05, 2012 2011 share incentive plan 90,000 share options Awards vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 6,000 share options	Apr. 05, 2012 2011 share incentive plan 6,000 share options Awards vested on March 18, 2013	Apr. 05, 2012 2011 share incentive plan 6,000 share options Awards vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year item
SHARE-BASED COMPENSATION : Stock Options
Options approved under the plan (in shares)																																										27,006,040					60,312,000		39,064,000
Award vesting period																4 years		4 years								2 years																4 years				4 years	4 years		3 years
Award vesting percentage					25.00%	75.00%	25.00%	75.00%	25.00%	75.00%					25.00%	25.00%								50.00%	100.00%		25.00%		75.00%	75.00%	75.00%		25.00%	75.00%	25.00%	75.00%							25.00%	25.00%				25.00%		25.00%	75.00%			25.00%	75.00%		25.00%	75.00%		25.00%	75.00%		25.00%	75.00%
Options expiry term from the date of grant																																										10 years					10 years		10 years
Options granted to employees, management and external advisors (in shares)											3,503,400	300,000	300,000	1,639,107	519,000	12,608,500		3,980,630	28,739,400	18,113,107	3,980,630											60,000			1,579,107							27,006,040					60,312,000		39,064,000			24,636,000	24,300,000			240,000			90,000			6,000
Number of batches for option grants																																															2
Proportion of vesting of remaining awards						0.028		0.028		0.028																		0.042	0.028	0.028	0.028			0.028		0.028									0.028										0.028			0.028			0.028			0.028
Exercise price of awards granted (in dollars per share)											$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2		$ 1.8	$ 1.1	$ 1.6	$ 0.18																															$ 1.82
Number of options approved to be exercised early (in shares)																	84,395,110					44,000	440,000
Number of executive officers and employees providing promissory notes in connection with early exercise of share options																	7
Interest rate on notes receivable (as a percent)				5.40%													54.00%
Period for notes receivable becoming due or payable																	3 years
Grant day fair value of the options																$ 7,649																																				$ 26,638
Period over which grant day fair value will be recognized																																																				4 years
Share-based compensation expenses																			10,897	5,523	2,798																694	662	8		949
Cash proceeds from early exercise of options	1,898	14,233	1,566																				528
Exercise price of the outstanding share options granted before modification (in dollars per ADS)																																								$ 4
Exercise price of the outstanding share options granted after modification (in dollars per ADS)																																								$ 3.3
Outstanding options eligible for modification (in shares)																																									27,480,309
Total incremental cost																																									$ 4,281

SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Risk-free interest rate, minimum (as a percent)	1.28%	1.62%	0.96%
Risk-free interest rate, maximum (as a percent)	1.93%	3.25%	3.49%
Volatility rate, minimum (as a percent)	53.00%	54.00%	42.00%
Volatility rate, maximum (as a percent)	64.00%	55.00%	61.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Closing stock price of ordinary shares (in dollars per share)	$ 1.15	$ 1.18	$ 11.17	$ 0.701
Intrinsic value of options exercised	$ 14,848	$ 74,233	$ 10,786
Minimum
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life	5 years 11 months 16 days	5 years 11 months 1 day	4 months 10 days
Maximum
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life	6 years 29 days	6 years 1 month 2 days	7 years 3 months 7 days

SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						8 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options outstanding
Number outstanding (in shares)	70,502,943							70,502,943
Weighted average intrinsic value	$ 31,189							$ 31,189
Options exercisable
Number of exercisable (in shares)	28,162,005							28,162,005
Weighted average intrinsic value	22,465							22,465
Stock Options
Number of shares
Balance at the beginning of the period (in shares)						122,907,500		61,910,506	122,907,500	135,291,410
Granted (in shares)	3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	28,739,400	18,113,107	3,980,630
Exercised (in shares)								(16,032,340)	(74,329,066)	(11,058,330)
Cancelled (in shares)								(4,114,623)	(4,781,035)	(5,306,210)
Balance at the end of the period (in shares)	70,502,943			61,910,506				70,502,943	61,910,506	122,907,500
Exercisable, at the end of the period (in shares)	28,162,005			30,582,219				28,162,005	30,582,219
Vested and expected to vest, at the end of the period (in shares)	42,340,938							42,340,938
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)						$ 0.18		$ 0.51	$ 0.18	$ 0.18
Granted (in dollars per share)	$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.8	$ 1.1	$ 1.6	$ 0.18
Exercised (in dollars per share)								$ 0.22	$ 0.18	$ 0.14
Cancelled (in dollars per share)								$ 0.93	$ 1.16	$ 0.18
Balance at the end of the period (in dollars per share)	$ 0.71			$ 0.51				$ 0.71	$ 0.51	$ 0.18
Exercisable, at the end of the period (in dollars per share)	$ 0.36			$ 0.26				$ 0.36	$ 0.26
Vested and expected to vest, at the end of the period (in dollars per share)	$ 0.94							$ 0.94
Additional disclosures
Weighted average fair value at grant date (in dollars per share)								$ 1.1	$ 1.6	$ 0.36
Weighted average intrinsic value at grant date (in dollars per share)										$ 0.18
Range of exercise price from $0.08-$0.18
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.08
High end of range of exercise prices (in dollars per share)								$ 0.18
Options outstanding
Number outstanding (in shares)	28,879,891							28,879,891
Weighted average remaining contractual life								5 years 5 months 19 days
Weighted average exercise price (in dollars per share)	$ 0.18							$ 0.18
Weighted average intrinsic value	28,147							28,147
Options exercisable
Number of exercisable (in shares)	21,155,067							21,155,067
Weighted average exercise price (in dollars per share)	$ 0.17							$ 0.17
Weighted average remaining contractual life								4 years 11 months 16 days
Weighted average intrinsic value	20,654							20,654
Range of exercise price from $0.2-$0.3
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.2
High end of range of exercise prices (in dollars per share)								$ 0.3
Options outstanding
Number outstanding (in shares)	1,043,880							1,043,880
Weighted average remaining contractual life								3 years 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23							$ 0.23
Weighted average intrinsic value	962							962
Options exercisable
Number of exercisable (in shares)	1,043,871							1,043,871
Weighted average exercise price (in dollars per share)	$ 0.23							$ 0.23
Weighted average remaining contractual life								3 years 9 months 14 days
Weighted average intrinsic value	962							962
Range of exercise price from $0.35-$0.38
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.35
High end of range of exercise prices (in dollars per share)								$ 0.38
Options outstanding
Number outstanding (in shares)	1,070,002							1,070,002
Weighted average remaining contractual life								4 years 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36							$ 0.36
Weighted average intrinsic value	849							849
Options exercisable
Number of exercisable (in shares)	1,069,992							1,069,992
Weighted average exercise price (in dollars per share)	$ 0.36							$ 0.36
Weighted average remaining contractual life								4 years 9 months 11 days
Weighted average intrinsic value	849							849
Range of exercise price from $1.1-$1.2
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 1.1
High end of range of exercise prices (in dollars per share)								$ 1.2
Options outstanding
Number outstanding (in shares)	39,509,170							39,509,170
Weighted average remaining contractual life								9 years 14 days
Weighted average exercise price (in dollars per share)	$ 1.12							$ 1.12
Weighted average intrinsic value	$ 1,231							$ 1,231
Options exercisable
Number of exercisable (in shares)	4,893,075							4,893,075
Weighted average exercise price (in dollars per share)	$ 1.18							$ 1.18
Weighted average remaining contractual life								8 years 1 month 20 days

SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended			1 Months Ended		8 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Stock Options	Jan. 31, 2011 Stock Options	Oct. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Oct. 15, 2009 2009 Plan Stock Options	Dec. 31, 2012 2009 Plan Restricted Shares	Dec. 31, 2011 2009 Plan Restricted Shares	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares	May 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting from May 12, 2011	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting on August 31, 2012	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting at the ending of each calendar month subsequent to September 1, 2012	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting on the first anniversary of the vesting commencement date as of October 26, 2012	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting at the 26th day of each calendar month subsequent to October 26, 2012	May 31, 2011 2009 Plan Restricted Shares Class A ordinary shares David Chao	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Employee
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							$ 33,434,000
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							2 years 9 months 29 days						2 years 9 months 25 days
Awards granted (in shares)															3,750,000						18,000	60,000
Award vesting period					4 years	4 years						3 years				3 months
Award vesting percentage				25.00%	25.00%												25.00%	75.00%	25.00%	75.00%
Weighted number of restricted shares
Outstanding at the beginning of the period (in shares)										3,810,000
Granted (in shares)															3,750,000						18,000	60,000
Vested (in shares)										(1,074,033)
Forfeited (in shares)										(169,191)
Outstanding at the end of the period (in shares)										2,566,776	3,810,000
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share)										$ 1.11
Granted (in dollars per share)											$ 1.12
Vested (in dollars per share)										$ 1.11
Forfeited (in dollars per share)										$ 1.1
Outstanding at the end of the period (in dollars per share)										$ 1.11	$ 1.11
Other disclosures
Compensation expense							10,897,000	5,523,000	2,798,000				955,000	255,000
Unrecognized compensation expense													2,684,000
Expected weighted-average period for unrecognized compensation expense to be recognized							2 years 9 months 29 days						2 years 9 months 25 days
Income tax benefit recognized in the statements of operations for share-based compensation	$ 0	$ 0	$ 0

SHARE-BASED COMPENSATION (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation recorded by Group
Income tax benefit recognized in the statements of operations for share-based compensation	$ 0	$ 0	$ 0
Selling and marketing expenses
Share-based compensation recorded by Group
Share-based compensation	562,000	448,000	121,000
Research and development expenses
Share-based compensation recorded by Group
Share-based compensation	1,580,000	1,628,000	572,000
General and administrative expenses
Share-based compensation recorded by Group
Share-based compensation	8,755,000	3,447,000	2,105,000
Stock Options
Share-based compensation recorded by Group
Share-based compensation	10,897,000	5,523,000	2,798,000
Employee stock options
Share-based compensation recorded by Group
Share-based compensation	9,248,000	4,606,000	2,714,000
Non-employee options
Share-based compensation recorded by Group
Share-based compensation	$ 694,000	$ 662,000	$ 8,000

SUBSCRIPTION RECEIVABLE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 31, 2010	Jul. 31, 2010	Oct. 31, 2010 Executives item	Oct. 31, 2010 Promissory note Executives
SUBSCRIPTION RECEIVABLE
Ordinary shares issued			7,000,000
Number of executives from whom subscription is receivable for shares issued			2
Price per share for the shares issued (in dollars per share)	$ 0.701		$ 0.701
Notes receivable, face amount				$ 4,909
Interest rate on notes receivable (as a percent)		5.40%		5.60%
Period for notes receivable becoming due or payable				3 years

EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Gain (loss) recognized due to fluctuation of foreign exchange rates	$ (1,769)	$ 7,753	$ 3,781
DCDs
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Number of contracts outstanding	0	0
Gain (loss) recognized due to fluctuation of foreign exchange rates	0	2,013	3,781
DCDs | Minimum
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Maturity period of deposits		7 days	7 days
DCDs | Maximum
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Maturity period of deposits		21 days	21 days
Bank offshore accounts
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Gain (loss) recognized due to fluctuation of foreign exchange rates	$ (1,769)	$ 5,740

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																					1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 James Jian Liu, a director of the Company	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2011 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2011 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Internet service	Dec. 31, 2011 Sinoway International Education Group Limited, equity method investment of OPH	Dec. 31, 2011 Sinoway International Education Group Limited, equity method investment of OPH Advertising service	Dec. 31, 2011 Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH Third party payment collection service	Dec. 31, 2012 Mapbar, equity investee of the Company	Dec. 31, 2012 Mapbar, equity investee of the Company Location-based service	Dec. 31, 2011 Mapbar, equity investee of the Company Location-based service	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation Cash collection	Dec. 31, 2012 Jing Yang, spouse of the CEO of the Company	Sep. 30, 2012 SoFi Series B shares	Jul. 31, 2012 SoFi Lending Corp. Series 2012-A Senior Secured Refi Loan Notes
Details of related party balances and transactions
Amounts due from related parties	$ 258	$ 573
Amounts due from related parties, current	258	573		20	19			126	78				476						112
Subsidiaries of OPH, Gummy Inc. and Hu Lian, acted as collection agents of the Group	2	2
Amounts due to related parties (in dollars)	77	51							51							77
Transactions with related parties for amount due from related parties	1,387	1,121				1	44			270	341			689	47					1,116
Transactions with related parties for amount due to related parties	304	127										51					304	76
Purchases of Series 2012-A Senior Secured Refi Loan Notes	10,000																						10,000
Purchases of Preferred Shares	55,155	46,599																				49,000
Amounts due from related parties, non-current			$ 16																		$ 1,589

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of operating segments	2
SEGMENT INFORMATION
Net revenues	$ 176,086	$ 117,967	$ 76,535
Cost of revenues	(66,619)	(26,233)	(16,624)
Operating expenses	(201,190)	(121,926)	(52,230)
Income (loss) from operations	(91,723)	(30,192)	7,681
Net income (loss)	(75,053)	41,004	(64,155)
Total Assets	1,201,813	1,278,008
Renren platform
SEGMENT INFORMATION
Net revenues	159,635	111,510
Cost of revenues	(65,090)	(25,611)
Operating expenses	(158,948)	(91,761)
Income (loss) from operations	(64,403)	(5,862)
Net income (loss)	(47,758)	65,328
Total Assets	1,177,942	1,259,171
Nuomi
SEGMENT INFORMATION
Net revenues	16,451	6,457
Cost of revenues	(1,529)	(622)
Operating expenses	(42,242)	(30,165)
Income (loss) from operations	(27,320)	(24,330)
Net income (loss)	(27,295)	(24,324)
Total Assets	$ 23,871	$ 18,837

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss):
Income (loss) from continuing operations	$ (75,053)	$ 41,004	$ (61,195)
Income (loss) on discontinued operations, net of income taxes			(2,960)
Net income (loss)	(75,053)	41,004	(64,155)
Add: net loss attributable to noncontrolling interest	27	252
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(75,026)	41,256	(64,155)
Net income (loss) allocated for computing net income (loss) per ordinary shares
continuing operations	(75,053)	41,004	(73,419)
discontinued operations			(2,960)
Less: Comprehensive loss attributable to noncontrolling interest	27	252
Net loss attributable to Renren Inc. shareholders	(75,026)	41,256	(76,379)
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,151,659,545	850,670,583	244,613,530
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method		50,669,798
Weighted average ordinary shares outstanding used in computing diluted earnings per share		50,669,798
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	1,151,659,545	901,340,381	244,613,530
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations (in dollars per share)	$ (0.07)	$ 0.05	$ (0.3)
Loss on discontinued operations (in dollars per share)			$ (0.01)
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations (in dollars per share)	$ (0.07)	$ 0.05	$ (0.3)
Income (loss) on discontinued operations			$ (0.01)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Series A preferred share
Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of preferred share (ii)			(6,800)
Net income attributable to preferred share holder for computing basic net income per ordinary share			(6,800)
Series B preferred share
Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of preferred share (ii)			(5,424)
Net income attributable to preferred share holder for computing basic net income per ordinary share			$ (5,424)

COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS
Rental expenses under operating leases	$ 35,710	$ 17,374	$ 13,527
Future minimum lease payments under operating leases
2013	29,389
2014	10,144
2015	8,296
2016	760
Total	48,589
Capital commitments
Capital commitments for purchase of office property and equipment	$ 17,370

CONTINGENCY (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 11, 2011 Product defect arisen in the normal course of business	Oct. 31, 2010 Product defect arisen in the normal course of business	Dec. 31, 2009 Product defect arisen in the normal course of business item	Dec. 31, 2012 Government authority regulations for social commerce services	Dec. 31, 2011 Government authority regulations for social commerce services
CONTINGENCY
Number of defendants			1
Claim made by plaintiff			$ 1,465
Liability accrued in other payables for potential liability upon settlement of the lawsuit		151	732
Reasonable estimate of liability accrued in other payables for potential liability upon settlement of the lawsuit (as a percent)			50.00%
Damages to be paid to plaintiff		60
Liability accrual reversed		581
Damages paid	60
Liability accrual reversed for damages paid	60
Estimated tax liability on gross amount of sales relating to the social commerce services					6,957
Estimated liability on gross amount of sales relating to the social commerce services				$ 10,196

EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits under government-mandated defined contribution plan	$ 21,724	$ 10,676	$ 6,078

STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve	$ 3,205	$ 912

RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted net assets
Restricted net assets	$ 154,353	$ 84,036
Aggregate amount of net assets of the relevant subsidiaries and VIEs in the Group, free of restriction from distribution	94,862	30,546
VIEs
Restricted net assets
Restricted net assets	27,097	19,695
WFOE
Restricted net assets
Restricted net assets	$ 127,256	$ 64,341

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended						8 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	4 Months Ended	1 Months Ended	0 Months Ended				1 Months Ended				4 Months Ended	0 Months Ended
	Oct. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Share options	Jun. 30, 2012 Share options	Apr. 30, 2012 Share options	Dec. 31, 2011 Share options	Sep. 30, 2011 Share options	Jan. 31, 2011 Share options	Oct. 31, 2010 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Sep. 30, 2011 Share options Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year item	Nov. 18, 2011 JMOOP	Apr. 23, 2013 Subsequent event	Mar. 31, 2013 Subsequent event Share options	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan Awards vesting on December 31, 2013	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan Awards vesting on the last day of the calender month subsequent to January 1,2014	Mar. 22, 2014 Subsequent event Restricted shares	Mar. 31, 2013 Subsequent event Restricted shares	Mar. 31, 2013 Subsequent event Restricted shares Awards vesting from March 22, 2014	Mar. 31, 2013 Subsequent event Restricted shares Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year	Feb. 28, 2013 Subsequent event ADSs	Apr. 23, 2013 Subsequent event ADSs	Feb. 01, 2013 Subsequent event JMOOP
Subsequent Events
Shares repurchased from open market																											2,703,921
Total cash consideration for shares repurchased from open market																											$ 7,745
Amount prepaid to repurchase ADSs																	3,642
Shares repurchased																	1,269,840
Cash consideration paid for additional investment		55,155	46,599													20,000												20,000
Shares issued																										1,257,264
Total net proceeds	$ 2,104			$ 2,104																						$ 22,378
Options granted to employees, management and external advisors (in shares)					3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	28,739,400	18,113,107	3,980,630				9,867,000	11,630,000
Share options granted, exercise price (in dollars per share)					$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.8	$ 1.1	$ 1.6	$ 0.18				$ 0.983	$ 0.01
Award vesting percentage									25.00%	25.00%					75.00%					25.00%	75.00%			25.00%	75.00%
Proportion of vesting of remaining awards															0.028
Percentage of shares and restricted shares expected to be vest																					2.80%	2.08%			2.80%
Number of anniversary subsequent to vesting from commencement date for vesting of awards		1
Number of years from commencement date for vesting of awards		4
Restricted shares granted (in shares)																							168,000